COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

Marketing  and                                   Annuity Service Office:
Executive  Office:                               Cova Financial Services Life
One  Tower  Lane,  Suite  3000                         Insurance Company
Oakbrook  Terrace,  IL  60181-4644               Policy Service Office
(800)  831-LIFE                                  P.O. Box 10366
                                                 Des  Moines,  IA  50306-9989
                                                 (515)  243-5834
                                                 (800)  343-8496

                       INDIVIDUAL SINGLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions".)

At the Contract Owner's direction, the purchase payment for the Contract will be allocated to a segregated investment account of Cova Financial Services Life Insurance Company (the "Company") which account has been designated Cova Variable Annuity Account One (the "Variable Account") or to the Company's General Account. The Variable Account invests in shares of Cova Series Trust (see "Cova Series Trust"), Lord Abbett Series Fund, Inc. (see "Lord Abbett Series Fund, Inc.") and General American Capital Company (see "General American Capital Company"). Cova Series Trust is a series fund with nineteen Portfolios, fourteen of which are currently available in connection with the Contracts:
Money Market Portfolio, Quality Income Portfolio, High Yield Portfolio, Stock Index Portfolio, VKAC Growth and Income Portfolio, Select Equity Portfolio,
Small  Cap  Stock  Portfolio,   International  Equity  Portfolio,  Quality  Bond
Portfolio, Large Cap Stock Portfolio, Bond Debenture Portfolio, Mid-Cap Value Portfolio, Large Cap Research Portfolio and the Developing Growth Portfolio. The Lord Abbett Growth and Income Portfolio is not currently available (check with your broker regarding future availability.) Lord Abbett Series Fund, Inc. is a series fund which currently offers one Portfolio under the Contracts: Growth and Income Portfolio. General American Capital Company is a series fund which currently offers one Fund under the Contracts: the Money Market Fund.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically. The Table of Contents of the Statement of Additional Information can be found on Page 46 of this Prospectus. For the Statement of Additional Information (SAI) dated May 1, 1998, call (800) 523-1661 or write the Marketing and Executive Office address listed above.

INQUIRIES:

Any inquiries regarding purchasing a Contract can be made by telephone or in writing to Cova Life Sales Company at (800) 831-LIFE or One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644. All other questions should be directed to the Annuity Service Office listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is dated May 1, 1998.

The Prospectus should be kept for future reference.


                                TABLE OF CONTENTS

                                                                     PAGE

DEFINITIONS                                                             5

HIGHLIGHTS                                                              7

FEE TABLE                                                               9

CONDENSED FINANCIAL INFORMATION                                        14

THE COMPANY                                                            19

THE VARIABLE ACCOUNT                                                   19
         Cova Series Trust                                             20
         Lord Abbett Series Fund, Inc.                                 21
         General American Capital Company                              21
         Voting Rights                                                 22
         Substitution of Securities                                    22

CHARGES AND DEDUCTIONS                                                 22
         Deduction for Withdrawal Charge (Sales Load)                  22
         Reduction or Elimination of the Withdrawal Charge             23
         Deduction for Mortality and Expense Risk Premium              24
         Deduction for Administrative Expense Charge                   24
         Deduction for Contract Maintenance Charge                     25
         Deduction for Premium Taxes                                   25
         Deduction for Income Taxes                                    26
         Deduction for Expenses of the Eligible Investments            26
         Deduction for Transfer Fee                                    26

THE CONTRACTS                                                          26
         Ownership                                                     26
         Annuitant                                                     27
         Assignment                                                    27
         Beneficiary                                                   27
         Change of Beneficiary                                         27
         Transfers of Contract Values During the Accumulation Period   28
         Death of the Annuitant                                        29
         Death of the Contract Owner                                   29

ANNUITY PROVISIONS                                                     30
         Annuity Date and Annuity Option                               30
         Change in Annuity Date and Annuity Option                     30
         Allocation of Annuity Payments                                30
         Transfers During the Annuity Period                           31
         Annuity Options                                               31
         Frequency and Amount of Annuity Payments                      32

PURCHASE PAYMENTS AND CONTRACT VALUE                                   32
         Purchase Payments                                             32
         Allocation of Purchase Payment                                32
         Dollar Cost Averaging                                         33
         Distributor                                                   33
         Contract Value                                                33
         Accumulation Unit                                             34

WITHDRAWALS                                                            34
         Texas Optional Retirement Program                             35
         Suspension of Payments or Transfers                           36

PERFORMANCE INFORMATION                                                36
         Money Market Portfolio                                        36
         Other Portfolios                                              37

FEDERAL TAX STATUS                                                     38
         General                                                       38
         Diversification                                               39
         Contracts Owned by Other than Natural Persons                 41
         Multiple Contracts                                            41
         Tax Treatment of Assignments                                  41
         Income Tax Withholding                                        41
         Tax Treatment of Withdrawals - Non-Qualified Contracts        42
         Qualified Plans                                               42
         Tax Treatment of Withdrawals - Qualified Contracts            44
         Tax-Sheltered Annuities - Withdrawal Limitations              46

FINANCIAL STATEMENTS                                                   46

LEGAL PROCEEDINGS                                                      46

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION           46



                                   DEFINITIONS

ACCOUNT - General Account and/or one or more of the Sub-Accounts of the Variable Account.

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Contract Value in a Sub-Account of the Variable Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity Payments are based.

ANNUITY DATE - The date on which Annuity Payments begin.

ANNUITY PAYMENTS - The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

ANNUITY PERIOD - The period starting on the Annuity Date.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity Payments after the Annuity Date.

BENEFICIARY - The person(s) who will receive the death benefit.

COMPANY - Cova Financial Services Life Insurance Company at its Annuity Service Office shown on the cover page of this Prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Issue Date.

CONTRACT VALUE - The sum of the Contract Owner's interest in the General Account and the Sub-Accounts of the Variable Account.

CONTRACT YEAR - One year from the Issue Date and from each Contract Anniversary.

DISTRIBUTOR - Cova Life Sales Company, One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

ELIGIBLE INVESTMENT(S) - An investment entity which can be selected by the Contract Owner to be an underlying investment of the Contract.

FIXED ANNUITY - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account.

GENERAL ACCOUNT - The Company's general account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

GENERAL ACCOUNT VALUE - The Contract Owner's interest in the General Account.

ISSUE DATE - The date on which the first Contract Year begins.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

SUB-ACCOUNT - A segment of the Variable Account.

SUB-ACCOUNT VALUE - The Contract Owner's interest in a Sub-Account.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate investment account of the Company, designated as Cova Variable Annuity Account One, into which purchase payments will be allocated.

VARIABLE ACCOUNT VALUE - The sum of the Contract Owner's interest in each of the Sub-Accounts of the Variable Account.

VARIABLE ANNUITY - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.

WITHDRAWAL VALUE - The Withdrawal Value is:

     1) the Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for withdrawal is received; less

     2) any applicable taxes not previously deducted; less

     3) the Withdrawal Charge, if any; less

     4) the Contract Maintenance Charge, if any.



                                   HIGHLIGHTS

At the Contract Owner's direction, the purchase payment for the Contract will be allocated to a segregated investment account of Cova Financial Services Life Insurance Company (the "Company") which account has been designated Cova Variable Annuity Account One (the "Variable Account") or to the Company's General Account. The Variable Account invests in shares of Cova Series Trust (see "Cova Series Trust"), Lord Abbett Series Fund, Inc. (see "Lord Abbett Series Fund, Inc.") and General American Capital Company. Contract Owners bear the investment risk for all amounts allocated to the Variable Account.

Within ten days of the day the Contract is received by the Contract Owner, it may be returned by delivering or mailing it to the Company at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force. The Company will refund the Contract Value (which may be more or less than the purchase payment) computed at the end of the Valuation Period during which the Contract is received by the Company. Under certain circumstances, the Company may be required to refund the purchase payment.

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge is imposed on withdrawals of all or a portion of the Contract Value and is equal to 5% of the withdrawn purchase payment. After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from Withdrawal Charges provided the Contract Value prior to the withdrawal exceeds $5,000. Additionally, the Contract Owner may, within thirty
(30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge. (See "Charges and Deductions Deduction for Withdrawal Charge" (Sales Load).)

There is a charge for the Mortality and Expense Risk Premium which is equal, on an annual basis, to 1.25% of the daily net asset value of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Premium".)

There is an Administrative Expense Charge which is equal, on an annual basis, to
 .15% of the daily net asset value of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge".)

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge".)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes".)

Under certain circumstances, a Transfer Fee may be assessed when a Contract Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the General Account. (See "Charges and Deductions - Deduction for Transfer Fee".)

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances.(See "Federal Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Treatment of
Withdrawals - Non-Qualified Contracts".) For a further discussion of the taxation of the Contracts, see "Federal Tax Status".

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the
Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988;
(2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Federal Tax Status - Tax Treatment of Withdrawals - Qualified Contracts".) Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Federal Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations".)

Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                                         COVA VARIABLE ANNUITY ACCOUNT ONE
                                                     FEE TABLE
CONTRACT  OWNER  TRANSACTION  EXPENSES
Withdrawal Charge (see Note 2 below)                          5% of purchase payment withdrawn

Transfer Fee (see Note 3 below)                               No charge for first 12 transfers in a
                                                              Contract Year; thereafter, the fee is $25
                                                              per  transfer or, if less, 2% of the  amount
                                                              transferred.

Contract  Maintenance  Charge                                 $30 per contract per year

SEPARATE  ACCOUNT  ANNUAL  EXPENSES
(as a percentage of average account value)

Mortality  and  Expense  Risk  Premium                                 1.25%
Administrative Expense Charge                                           .15%
                                                                        ---
TOTAL  SEPARATE  ACCOUNT  ANNUAL  EXPENSES                             1.40%


COVA  SERIES  TRUST'S  ANNUAL  EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                                                              Other Expenses
                                                                                              (after expense          Total
                                                                       Management             reimbursement -         Annual
Portfolio                                                                 Fees                see Note 4 below)      Expenses
-------------------------------------------------------------------------------------------------------------------------------
MANAGED BY VAN KAMPEN AMERICAN
CAPITAL INVESTMENT ADVISORY CORP.
   VKAC Growth and Income                                                 .60%                       .10%              .70%
   Money Market#                                                          .00%                       .11%              .11%
   Quality Income                                                         .50%                       .10%              .60%
   High Yield                                                             .75%                       .10%              .85%
   Stock Index                                                            .50%                       .10%              .60%

MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
   Select Equity                                                          .75%                       .10%              .85%
   Small Cap Stock                                                        .85%                       .10%              .95%
   International Equity                                                   .85%                       .10%              .95%
   Quality Bond                                                           .55%                       .10%              .65%
   Large Cap Stock                                                        .65%                       .10%              .75%

MANAGED BY LORD, ABBETT & CO.
Bond Debenture                                                            .75%                       .10%              .85%
Mid-Cap Value*                                                           1.00%                       .10%             1.10%
Large Cap Research*                                                      1.00%                       .10%             1.10%
Developing Growth*                                                        .90%                       .10%             1.00%
Lord Abbett Growth and Income**
(not currently available)                                                 .65%                       .10%              .75%

*    ANNUALIZED.  THE PORTFOLIO COMMENCED INVESTMENT OPERATIONS ON AUGUST
     20, 1997.

**   ESTIMATED.  THE PORTFOLIO HAS NOT YET COMMENCED INVESTMENT OPERATIONS.

# COVA INVESTMENT ADVISORY CORPORATION ("COVA ADVISORY"), THE TRUST'S INVESTMENT ADVISER, CURRENTLY WAIVES ITS FEES FOR THE MONEY MARKET PORTFOLIO. ALTHOUGH NOT OBLIGATED TO, COVA ADVISORY EXPECTS TO CONTINUE TO WAIVE ITS FEES FOR THE MONEY MARKET PORTFOLIO. IN THE FUTURE, COVA ADVISORY MAY CHARGE ITS FEES ON A PARTIAL OR COMPLETE BASIS. ABSENT THE MANAGEMENT FEE WAIVER, THE TOTAL MANAGEMENT FEE ON AN ANNUAL BASIS FOR THE MONEY MARKET PORTFOLIO IS .50%. THE EXAMPLES SHOWN BELOW FOR THE MONEY MARKET PORTFOLIO ARE CALCULATED BASED UPON A WAIVER OF THE MANAGEMENT FEE.


LORD ABBETT SERIES FUND, INC.'S ANNUAL EXPENSES (as a percentage of the average daily net assets of a Portfolio)

                                                                         Other
                                                                         Expenses
                                                                         (After expense                Total
                                     Management             12b-1        reimbursement -               Annual
Portfolio                            Fees                   Fees         See Note 4 below)             Expenses
----------------------------------   -----------------      -----        -----------------             --------
Growth and Income##                      .50%                .15%                .02%                       .67%

## THE GROWTH AND INCOME PORTFOLIO OF LORD ABBETT SERIES FUND, INC. HAS A 12b-1 PLAN WHICH PROVIDES FOR PAYMENTS TO LORD, ABBETT & CO. FOR REMITTANCE TO A LIFE INSURANCE COMPANY FOR CERTAIN DISTRIBUTION EXPENSES (SEE THE FUND PROSPECTUS). THE 12b-1 PLAN PROVIDES THAT SUCH REMITTANCES, IN THE AGGREGATE, WILL NOT EXCEED .15%, ON AN ANNUAL BASIS, OF THE DAILY NET ASSET VALUE OF SHARES OF THE GROWTH AND INCOME PORTFOLIO. FOR THE YEAR ENDING DECEMBER 31, 1998, THE 12b-1 FEES ARE ESTIMATED TO BE .15%. THE EXAMPLES BELOW FOR THIS PORTFOLIO REFLECT THE ESTIMATED 12b-1 FEES.


GENERAL AMERICAN CAPITAL COMPANY'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Fund)

Fund                              Management Fees             Other Expenses          Total Annual Expenses
----                              ---------------             --------------          ---------------------
Money Market                             .125%                       .08%                      .205%

EXAMPLES

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

         a) upon surrender at the end of each time period;
         b) if the Contract is not surrendered or is annuitized.

                                                                            TIME   PERIODS
                                                             1 year        3 years         5 years         10 years
                                                             ------        -------         -------         --------
COVA SERIES TRUST

Managed by Van Kampen American
Capital Investment Advisory Corp.

Money Market Portfolio                                      a) $ 66.36       $ 95.62         $ 132.07        $ 188.79
                                                            b) $ 16.36       $ 50.62         $  87.07        $ 188.79

Quality Income Portfolio                                    a) $ 71.29       $ 110.60        $ 157.34        $ 240.77
                                                            b) $ 21.29       $  65.60        $ 112.34        $ 240.77

High Yield Portfolio                                        a) $ 73.80       $ 118.16        $ 169.99        $ 266.24
                                                            b) $ 23.80       $  73.16        $ 124.99        $ 266.24

VKAC Growth and Income Portfolio                            a) $ 72.29       $ 113.63        $ 162.42        $ 251.04
                                                            b) $ 22.29       $  68.63        $ 117.42        $ 251.04

Stock Index Portfolio                                       a) $ 71.29       $ 110.60        $ 157.34        $ 240.77
                                                            b) $ 21.29       $  65.60        $ 112.34        $ 240.77

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Portfolio                                     a) $ 73.80       $ 118.16        $169.99         $266.24
                                                            b) $ 23.80       $  73.16        $124.99         $266.24

Small Cap Stock Portfolio                                   a) $ 74.80       $ 121.17        $175.00         $276.23
                                                            b) $ 24.80       $  76.17        $130.00         $276.23

International Equity Portfolio                              a) $ 74.80       $ 121.17        $175.00         $276.23
                                                            b) $ 24.80       $  76.17        $130.00         $276.23

Quality Bond Portfolio                                      a) $ 71.79       $ 112.12        $159.89         $245.92
                                                            b) $ 21.79       $  67.12        $114.89         $245.92

Large Cap Stock Portfolio                                   a) $ 72.80       $ 115.15        $164.95         $256.13
                                                            b) $ 22.80       $  70.15        $119.95         $256.13

Managed by Lord, Abbett & Co.

Bond Debenture Portfolio                                    a) $ 73.80       $ 118.16        $169.99         $266.24
                                                            b) $ 23.80       $  73.16        $124.99         $266.24

Mid-Cap Value Portfolio                                     a) $ 76.30       $ 125.66
                                                            b) $ 26.30       $  80.66

Large Cap Research Portfolio                                a) $ 76.30       $ 125.66
                                                            b) $ 26.30       $  80.66

Developing Growth Portfolio                                 a) $ 75.30       $ 122.67
                                                            b) $ 25.30       $  77.67

Lord Abbett Growth and Income                               a) $ 72.80       $ 115.15
                                                            b) $ 22.80       $  70.15

LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio                                 a) $ 71.99       $ 112.73        $160.90         $247.97
                                                            b) $ 21.99       $ 67.73         $115.90         $247.97
GENERAL AMERICAN CAPITAL COMPANY

Money Market Fund                                           a) $ 67.31       $  98.54        $137.02         $199.08
                                                            b) $ 17.31       $  53.54        $ 92.02         $199.08


EXPLANATION OF FEE TABLE AND EXAMPLES

     1. The purpose of the above Table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will incur, directly or indirectly. The Table reflects expenses of the Variable Account as well as of the Eligible Investments. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Cova Series Trust, Lord Abbett Series Fund, Inc. and General American Capital Company.

     2. After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from Withdrawal Charges provided the Contract Value prior to the withdrawal exceeds $5,000. The 10% free withdrawal has been factored into the Examples above. In addition, the Contract Owner may, within thirty (30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales
Load).")

     3. No Transfer Fee will be assessed for a transfer made in connection with the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to any other Sub-Account(s). (See "Charges and Deductions - Deduction for Transfer Fee" and "Purchase Payments and Contract Value - Dollar Cost Averaging".)

4. Since August 20, 1990, the Company has been reimbursing Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement and management fee waiver, the percentages shown for Total Annual Expenses for the Trust (on an annualized basis) for the year or period ended December 31, 1997 would have been .70% for the Quality Income Portfolio, .99% for the High Yield Portfolio, .68% for the Money Market Portfolio, .69% for the Stock Index Portfolio, .88% for the VKAC Growth and Income Portfolio; 1.00% for the Select Equity Portfolio; 1.39% for the Small Cap Stock Portfolio; 1.53% for the International Equity Portfolio; 1.08% for the Quality Bond Portfolio; 1.08% for the Large Cap Stock Portfolio; 1.07% for the Bond Debenture Portfolio; 8.41% for the Mid-Cap Value Portfolio; 10.04% for the Large Cap Research Portfolio and 9.00% for the Developing Growth Portfolio.

     5. Premium taxes are not reflected. Premium taxes may apply. See "Charges and Deductions - Deduction for Premium Taxes".

     6. The assumed single purchase payment is $30,000.

     7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                         CONDENSED FINANCIAL INFORMATION

                            Accumulation Unit Values

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Variable Account's Financial Statements. This information should be read in conjunction with the Variable Account's Financial Statements and related notes thereto which are included in the Statement of Additional Information.


                                For the     For the
                                Year or     Year or    Year or    Year or    Year or    Year or   Year or    Year or
                                Period      Period     Period     Period     Period     Period    Period     Period
                                Ended       Ended      Ended      Ended      Ended      Ended     Ended      Ended
                                12/31/97    12/31/96   12/31/95   12/31/94   12/31/93   12/31/92  12/31/91   12/31/90
                                --------    --------   --------   --------   --------   --------  --------   --------
COVA SERIES TRUST
Quality Income Sub-Account
   Beginning of Period          $15.54      $ 15.33   $  13.17   $  13.97   $  12.75  $  12.02   $  10.62   $   9.97
   End of Period                $16.72      $ 15.54   $  15.33   $  13.17   $  13.97  $  12.75   $  12.02   $  10.62
   Number of Accum.
   Units Outstanding         2,931,053    3,334,960  2,690,633  2,576,412  3,659,656 1,891,499    563,960    564,940

High Yield Sub-Account
   Beginning of Period          $21.42      $ 19.52   $  16.98   $  18.02   $  14.99  $  12.75   $  10.06   $  10.02
   End of Period                $23.57      $ 21.42   $  19.52   $  16.98   $  18.02  $  14.99   $  12.75   $  10.06
   Number of Accum.
   Units Outstanding         1,409,290    2,001,184  1,870,232  1,157,642  1,045,815   361,296    298,202    280,854

Money Market Sub-Account
   Beginning of Period          $11.88      $ 11.43   $  10.90   $  10.61   $  10.46  $  10.21   $  10.00          *
   End of Period                $12.38      $ 11.88   $  11.43   $  10.90   $  10.61  $  10.46   $  10.21
   Number of Accum.
   Units Outstanding         1,742,444    2,584,926  2,987,132  6,963,421    617,575   385,448    527,571

VKAC Growth and Income Sub-
 Account
   Beginning of Period (5/1/92- $17.01      $ 14.61   $  11.20   $  11.92   $  10.47  $  10.00          *          *
    commencement of operations) $20.98
   End of Period                            $ 17.01   $  14.61   $  11.20   $  11.92  $  10.47
   Number of Accum.
   Units Outstanding         2,198,250    1,905,896  1,342,833    977,209    547,643   250,919

Stock Index Sub-Account
   Beginning of Period          $19.04      $ 15.77   $  11.68   $  11.87   $  11.05  $  10.55   $  10.00          *
   End of Period                $24.96      $ 19.04   $  15.77   $  11.68   $  11.87  $  11.05   $  10.55
   Number of Accum.
   Units Outstanding         3,547,220    4,680,855  5,436,980  3,151,443  7,691,151 3,164,251    639,923

Select Equity Sub-Account
   Beginning of Period (4/1/96) $10.84      $ 10.08         **         **         **        **         **         **
 End of Period                  $14.05      $ 10.84         **         **         **        **         **         **
 Number of Accum.
Units Outstanding            6,903,606    2,044,523         **         **         **        **         **         **

Small Cap Stock Sub-Account
   Beginning of Period (4/1/96) $11.31      $ 10.51         **         **         **        **         **         **
   End of Period                $13.49      $ 11.31         **         **                                         **
   Number of Accum.
   Units Outstanding         3,940,243    1,237,405         **         **         **        **         **         **

International Equity Sub-Account
   Beginning of Period (4/1/96)  $10.97     $ 10.21         **         **         **        **         **         **
   End of Period                 $11.46     $ 10.97         **         **         **        **         **         **
   Number of Accum.
   Units Outstanding          5,440,592   1,306,892         **         **         **        **         **         **

Quality Bond Sub-Account
   Beginning of Period (4/1/96)  $10.37      $ 9.90         **         **         **        **         **         **
   End of Period                 $11.16     $ 10.37         **         **         **        **         **         **
    Number of Accum.
   Units Outstanding          1,433,081     508,830         **         **         **        **         **         **

Large Cap Stock Sub-Account
   Beginning of Period (4/1/96)  $11.33     $ 10.00         **         **         **        **         **         **
   End of Period                 $14.89     $ 11.33         **         **         **        **         **         **
   Number of Accum.
   Units Outstanding           1,473,929  1,389,606         **         **         **        **         **         **

Bond Debenture Sub-Account
   Beginning of Period (4/1/96)  $11.29     $ 10.10         **         **         **        **         **         **
   End of Period                 $12.88     $ 11.29         **         **         **        **         **         **
   Number of Accum.
   Units Outstanding           3,945,097    659,663         **         **         **        **         **         **

Mid-Cap Value Sub-Account
   Beginning of Period (8/20/97) $10.00                     **         **         **        **         **         **
   End of Period                 $10.47                     **         **         **        **         **         **
   Number of Accum. Units
   Outstanding                  194,386                     **         **         **        **         **         **

Large Cap Research Sub-
 Account
   Beginning of Period (8/20/97) $10.00                     **         **         **        **         **         **
   End of Period                 $ 9.90                     **         **         **        **         **         **
   Number of Accum. Units
   Outstanding                  124,559                     **         **         **        **         **         **

Developing Growth Sub-
 Account
   Beginning of Period (8/20/97) $10.00                     **         **         **        **         **         **
   End of Period                 $10.53                     **         **         **        **         **         **
   Number of Accum. Units
   Outstanding                  148,658                     **         **         **        **         **         **


LORD ABBETT
SERIES FUND, INC.
Growth and Income Sub-Account
   Beginning of Period           $25.09     $ 21.31   $  16.64   $  16.42   $  14.50  $  12.73   $  10.15   $  10.06
   End of Period                 $30.84     $ 25.09   $  21.31   $  16.64   $  16.42  $  14.50   $  12.73   $  10.15
  Number of Accum.
  Units Outstanding          15,788,404   11,732,301  8,947,108  6,875,139  4,994,582 2,560,999  1,426,577  1,041,342

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
   Beginning of Period (6/3/96) $10.23     $ 10.00        ***        ***        ***       ***        ***        ***
   End of Period                $10.67      $ 10.23        ***        ***        ***       ***        ***        ***
   Number of Accum.
   Units Outstanding            311,051      34,964        ***        ***        ***       ***        ***        ***

* The Cova Series Trust Money Market Portfolio commenced regular investment operations on July 1, 1991. The Stock Index Portfolio commenced regular investment operations on November 1, 1991, and the VKAC Growth and Income Portfolio commenced regular investment operations on May 1, 1992.

**   Beginning  of  period  dates  for  the  Select  Equity,  Small  Cap  Stock,
     International Equity, Quality Bond, Large Cap Stock, Bond Debenture, Mid Cap Value, Large Cap Research and Developing Growth Sub-Accounts reflect the dates the shares of these Portfolios were first offered for sale to the public.

*** The beginning of period date for the Money Market Sub-Account of General American Capital Company reflects the date shares of this sub-account were first offered for sale to the public.



                                 For the period from
                                 December 11, 1989
                                 (Commencement of
                                 Operations) through
                                 December 31, 1989
                                 -----------------
COVA SERIES TRUST
Quality Income Sub-Account
   Beginning of Period                    $ 10.00
   End of Period                         $   9.97
   Number of Accum.
   Units Outstanding                      253,695

High Yield Sub-Account
   Beginning of Period                    $ 10.00
   End of Period                          $ 10.02
   Number of Accum.
   Units Outstanding                     250,,000

Money Market Sub-Account
   Beginning of Period                          *
   End of Period
   Number of Accum.
   Units Outstanding

VKAC Growth and Income Sub-
 Account
   Beginning of Period (5/1/92-                 *
    commencement of operations)
   End of Period
   Number of Accum.
   Units Outstanding

Stock Index Sub-Account
   Beginning of Period                          *
   End of Period
   Number of Accum.
   Units Outstanding

Select Equity Sub-Account
   Beginning of Period (4/1/96)                **
 End of Period                                 **
 Number of Accum.
Units Outstanding                              **

Small Cap Stock Sub-Account
   Beginning of Period (4/1/96)                **
   End of Period                               **
   Number of Accum.
   Units Outstanding                           **

International Equity Sub-Account
   Beginning of Period (4/1/96)                **
   End of Period                               **
   Number of Accum.
   Units Outstanding                           **

Quality Bond Sub-Account
   Beginning of Period (4/1/96)                **
   End of Period                               **
    Number of Accum.
   Units Outstanding                           **

Large Cap Stock Sub-Account
   Beginning of Period (4/1/96)                **
   End of Period                               **
   Number of Accum.
   Units Outstanding                           **

Bond Debenture Sub-Account
   Beginning of Period (4/1/96)                **
   End of Period                               **
   Number of Accum.
   Units Outstanding                           **

Mid-Cap Value Sub-Account
   Beginning of Period (8/20/97)               **
   End of Period                               **
   Number of Accum. Units
   Outstanding                                 **

Large Cap Research Sub-
 Account
   Beginning of Period (8/20/97)               **
   End of Period                               **
   Number of Accum. Units
   Outstanding                                 **

Developing Growth Sub-
 Account
   Beginning of Period (8/20/97)               **
   End of Period
   Number of Accum. Units
   Outstanding                                 **


LORD ABBETT
SERIES FUND, INC.
Growth and Income Sub-Account
   Beginning of Period                    $ 10.00
   End of Period                          $ 10.06
  Number of Accum.
  Units Outstanding                         14,482

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
   Beginning of Period (6/3/96)              ***
   End of Period                              ***
   Number of Accum.
   Units Outstanding                          ***

* The Cova Series Trust Money Market Portfolio commenced regular investment operations on July 1, 1991. The Stock Index Portfolio commenced regular investment operations on November 1, 1991, and the VKAC Growth and Income Portfolio commenced regular investment operations on May 1, 1992.

**   Beginning  of  period  dates  for  the  Select  Equity,  Small  Cap  Stock,
     International Equity, Quality Bond, Large Cap Stock, Bond Debenture, Mid Cap Value, Large Cap Research and Developing Growth Sub-Accounts reflect the dates the shares of these Portfolios were first offered for sale to the public.

*** The beginning of period date for the Money Market Sub-Account of General American Capital Company reflects the date shares of this sub-account were first offered for sale to the public.



     The Lord Abbett Growth and Income Portfolio managed by Lord, Abbett & Co. has not yet commenced regular investment operations.

                                   THE COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri Corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985.On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. On June 1, 1995, the Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                              THE VARIABLE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Missouri insurance law on February 24, 1987. This segregated asset account has been designated Cova Variable Annuity Account One (the "Variable Account"). The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of Cova Series Trust, Lord Abbett Series Fund, Inc. or General American Capital Company. There is no assurance that the investment objective of any of the Portfolios will be met. Contract Owners bear the complete investment risk for purchase payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which purchase payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

COVA SERIES TRUST

Cova Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. The Trust is managed by Cova Investment Advisory Corporation ("Investment Adviser"), which is an affiliate of the Company. The Investment Adviser has retained Sub-Advisers to make investment decisions and to place orders for the Portfolios. The Trust is an open-end management investment company. See the Trust prospectus for a discussion of the investment objectives and the potential risks involved in investing in the Trust portfolios. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Marketing and Executive Office. Purchasers should read the Trust prospectus carefully before investing.

The  following  is a  list  of the  Portfolios  and  the  Sub-Adviser  for  each
Portfolio:

Van Kampen American Capital Investment Advisory Corp. is the Sub-Adviser for the following Portfolios:

         VKAC Growth and Income Portfolio
         Money Market Portfolio
         Quality Income Portfolio
         High Yield Portfolio
         Stock Index Portfolio

J.P.  Morgan  Investment  Management  Inc. is the  Sub-Adviser for the following
Portfolios:

         Select Equity Portfolio
         Small Cap Stock Portfolio
         International Equity Portfolio
         Quality Bond Portfolio
         Large Cap Stock Portfolio

Lord, Abbett & Co. is the Sub-Adviser for the following Portfolios:

         Bond Debenture Portfolio
         Mid-Cap Value Portfolio
         Large Cap Research Portfolio
         Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio (not currently available)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. ("Fund") has been established to act as one of the funding vehicles for the Contracts offered. The Fund is managed by Lord, Abbett & Co. ("Investment Manager"). The Fund is a diversified open-end management investment company. See the Fund prospectus for a discussion of the investment objectives and the potential risks involved in investing in the Fund portfolios. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Marketing and Executive Office. Purchasers should read the Fund prospectus carefully before investing.

The following Portfolio is available:

         Growth and Income

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company ("Capital Company") is an open-end diversified management investment company. Conning Asset Management Company is the investment adviser to the Capital Company. See the Capital Company prospectus for a discussion of the investment objective of the available Fund and the potential risks involved in investing in it. Purchasers should read the Capital Company prospectus carefully before investing.

The following Fund is available:

         Money Market Fund

Additional Portfolios and/or Eligible Investments may be made available to Contract Owners.

VOTING RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Eligible Investments held in the Variable Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Eligible Investments do not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company prior to a shareholder meeting. Voting instructions will be solicited by written communication at least ten (10) days prior to the meeting.

SUBSTITUTION OF SECURITIES

If the shares of the Eligible Investments (or any Portfolio within the Eligible Investment or any other Eligible Investment), are no longer available for investment by the Variable Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Eligible Investment (or Portfolio) for shares already purchased or to be purchased in the future by purchase payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

DEDUCTION FOR WITHDRAWAL CHARGE (SALES LOAD)

If all or a portion of the Contract Value (see "Withdrawals") is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge is 5% of the purchase payment withdrawn.

After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from the Withdrawal Charge provided the Contract Value prior to the withdrawal exceeds $5,000.

Additionally, the Contract Owner may, within thirty (30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge.

For a partial withdrawal, the Withdrawal Charge will be deducted from the remaining Withdrawal Value, if sufficient; otherwise it will be deducted from the amount withdrawn. The amount deducted from the Contract Value will be determined by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which Accumulation Units are to be cancelled from each Sub-Account and/or whether values are to be deducted from the General Account if other than the above method of cancellation is desired.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to an amount equal to 5.5% of purchase payments. During the initial period in which the Contracts are offered, the Company may pay an additional .5% commission. In addition, under certain circumstances, the Company may pay certain broker-dealers a persistency bonus which will take into account, among other factors, the length of time purchase payments have been held under the Contract and Contract Values.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     (1) The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     (4) There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, a Mortality and Expense Risk Premium which is equal, on an annual basis, to 1.25% of the daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Contract Owner. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Premium is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Premium is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE EXPENSE CHARGE

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, an Administrative Expense Charge which is equal, on an annual basis, to .15% of the daily net asset value of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. (In South Carolina the Contract Maintenance Charge is the lesser of $30 each Contract Year or 2% of the Contract Value on the Contract Anniversary.) This charge is to reimburse the Company for its administrative expenses. This charge is deducted by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. When the Contract is withdrawn for its full Withdrawal Value, on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of withdrawal. If the Annuity Date is not a Contract Anniversary, a prorata portion of the annual Contract Maintenance Charge will be deducted. After the Annuity Date, the Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of each Annuity Payment.

DEDUCTION FOR PREMIUM TAXES

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to advance any premium taxes due at the time purchase payments are made and then deduct premium taxes from a Contract Owner's Contract Value at the time annuity payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company, however, reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

DEDUCTION FOR INCOME TAXES

While the Company is not currently maintaining a provision for federal income taxes with respect to the Variable Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

DEDUCTION FOR EXPENSES OF THE ELIGIBLE INVESTMENTS

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying prospectuses.

DEDUCTION FOR TRANSFER FEE

Prior to the Annuity Date, a Contract Owner may transfer all or a part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee of $25 per transfer or, if less, 2% of the amount transferred. If the Contract Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to any other Sub-Account(s), such transfers are not taken into account in determining any transfer fee. (See "Purchase Payments and Contract Value -Dollar Cost Averaging".)

                                  THE CONTRACTS

OWNERSHIP

The Contract Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Contract Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Contract Owner. On and after the death of the Annuitant, the Beneficiary is the Contract Owner.

The Contract Owner may change the Contract Owner at any time. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be: (1) made in writing; and (2) received at the Company. The change will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

ANNUITANT

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed.

ASSIGNMENT

The Contract Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b) or 408 of the Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

The Beneficiary is named in the Application, unless changed, and is entitled to receive the benefits to be paid at the death of the Contract Owner.

Unless the Contract Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor as follows:

     (1) to the primary Beneficiaries who survive the Contract Owner's death; or if there are none,

     (2) to the contingent Beneficiaries who survive the Contract Owner's death; or if there are none,

     (3) to the estate of the Contract Owner.

CHANGE OF BENEFICIARY

Subject to the rights of any irrevocable Beneficiary, the Contract Owner may change the Beneficiary or contingent Beneficiary. A change may be made by filing a written request with the Company. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

TRANSFERS OF CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Prior to the Annuity Date, the Contract Owner may transfer all or part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee. If the Contract Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to the Variable Account, such transfers are not taken into account in determining any transfer fee. (See "Charges and Deductions -Deduction for Transfer Fee" and "Purchase Payments and Contract Value - Dollar Cost Averaging".)

After the Annuity Date, the Contract Owner may make a transfer once in each Contract Year. All transfers are subject to the following:

     (1) the deduction of any transfer fee that may be imposed (no charge for first 12 transfers in a Contract Year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred). The transfer fee will be deducted from the Account from which the transfer is made. However, if the entire interest in the Account is being transferred, the transfer fee will be deducted from the amount which is transferred.

     (2) The minimum amount which may be transferred is the lesser of (i) $1000; or (ii) the Contract Owner's entire interest in the Account.

     (3) Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven (7) calendar days of the Annuity Date.

     (4) Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

     (5) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the Suspension of Payments or Transfers provision, to terminate, suspend or modify the transfer privileges described above.

A Contract Owner may elect to make transfers by telephone. If there are joint owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the joint owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

DEATH OF THE ANNUITANT

Upon death of the Annuitant prior to the Annuity Date, the Contract Owner must designate a new Annuitant. If no designation is made within 30 days of the death of the Annuitant, the Contract Owner will become the Annuitant. However, if the Contract Owner is a non-natural person, then the death or change of the Annuitant will be treated as the death of the Contract Owner. (See "Death of the Contract Owner".)

Upon death of the Annuitant after the Annuity Date, the Death Benefit, if any, will be as specified in the Annuity Option elected.

DEATH OF THE CONTRACT OWNER

Upon death of the Contract Owner prior to the Annuity Date, the Death Benefit will be paid to the Beneficiary designated by the Contract Owner. The Death Benefit will be the greater of:

     (1) the purchase payment less any withdrawals and any applicable Withdrawal Charge; or

     (2) the Contract Value; or

     (3) the Contract Value on the fifth Contract Anniversary or, if later, every fifth Contract Anniversary thereafter less any withdrawals and any applicable Withdrawal Charge made since the last fifth Contract Anniversary.

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for a single sum payment or election under an Annuity Option as of the date of death.

If a single sum payment is requested, the proceeds will be paid within seven (7) days of receipt of proof of death and the election. Payment under an Annuity Option may be elected during the sixty-day period beginning with the date of receipt of proof of death or a single sum payment will be made to the Beneficiary at the end of the sixty-day period.

The entire Death Benefit must be paid within five (5) years of the date of death unless:

     (1) the Beneficiary is the spouse of the Contract Owner, in which event the Beneficiary will become the Contract Owner and may elect that the Contract remain in effect; or

     (2) the Beneficiary is not the spouse of the Contract Owner, in which event the Death Benefit is payable under an Annuity Option over the lifetime of the Beneficiary beginning within one year of the date of death.

The Contract can be held by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated Beneficiary. Any other Beneficiary designated in the Application or as subsequently changed will be treated as a contingent Beneficiary unless otherwise indicated.

                               ANNUITY PROVISIONS

ANNUITY DATE AND ANNUITY OPTION

The Contract Owner selects an Annuity Date and Annuity Option at the time of the Application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday. If no Annuity Option is elected, Option 2 with 10 years guaranteed will automatically be applied.

CHANGE IN ANNUITY DATE AND ANNUITY OPTION

Prior to the Annuity Date, the Contract Owner may, upon at least thirty (30) days prior written notice to the Company, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option.

ALLOCATION OF ANNUITY PAYMENTS

If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Variable Account, the annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Variable Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.

TRANSFERS DURING THE ANNUITY PERIOD

During the Annuity Period, payees under the Contract may transfer, by written request, Contract Values among the Accounts subject to the following:

     (1) the Contract Owner may make a transfer once each Contract Year between Sub-Accounts of the Variable Account.

     (2) During the Annuity Period, the payee(s) may, by written notice to the Company, convert Variable Annuity Payments to Fixed Annuity Payments. The payee(s) may not convert Fixed Annuity Payments to Variable Annuity Payments. The amount converted to Fixed Annuity Payments from a Sub-Account is subject to certain procedures set out in the General Account provisions.

ANNUITY OPTIONS

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The annuity tables contained in the Contract are based on a three percent (3%) assumed investment rate. If the actual net investment rate exceeds three percent (3%), Annuity Payments will increase. Conversely, if the actual rate is less than three percent (3%), Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Annuity Payments to increase.

Variable Annuity Payments will reflect the investment performance of the Variable Account in accordance with the allocation of the Contract Value to the Sub-Account(s) on the Annuity Date. Thereafter, allocations may not be changed except as provided in Transfers During the Annuity Period, above. The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment reduced by the Contract Maintenance Charge (except in Oregon where the Fixed Annuity Payment is not reduced by the Contract Maintenance Charge).

The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

     OPTION 1. LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

     OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that, if at the death of the Annuitant, payments have been made for less than the selected guaranteed period, payments will be continued to the Beneficiary for the remainder of the guaranteed period. If the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he or she may elect to have the present value of the guaranteed Annuity Payments remaining, as of the date notice of death is received by the Company, commuted at the assumed investment rate.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and another person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 66 2/3% or 50% of the amount payable during the joint lifetime, as chosen.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000 ($2,000 in Massachusetts and Texas), the Company has the right to pay the amount in one single lump sum. In addition, if the payments provided for would be or become less than $100 ($20 in Texas), the Company has the right to change the frequency of payments to provide payments of at least $100 ($20 in Texas).

                      PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE PAYMENTS

The Contracts are purchased under a single purchase payment plan. The single purchase payment is due on the Issue Date and must be at least $5,000. Prior
Company approval must be obtained for any purchase payment in excess of $1,000,000. The Company reserves the right to decline any Application or purchase payment.

ALLOCATION OF PURCHASE PAYMENT

The purchase payment is allocated to the General Account or appropriate Sub-Account(s) within the Variable Account as elected by the Contract Owner. For each Sub-Account, the purchase payment is converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account. A purchase payment allocated to the General Account is credited in dollars.

For the single purchase payment, if the Application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the General Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the purchase payment within five (5) business days. The Company will not retain a purchase payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a program which, if elected, permits a Contract Owner to systematically transfer each month amounts from the Money Market Sub-Account or the General Account to any Sub-Account(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $500. A Contract Owner must have a minimum of $6,000 of Contract Value in the Money Market Sub-Account or the General Account, or the amount required to complete the Contract Owner's designated program, in order to participate in the Dollar Cost Averaging program. The Dollar Cost Averaging Program is available only during the Accumulation Period.

If the Contract Owner is participating in the Dollar Cost Averaging program, such transfers are not taken into account in determining any transfer fee. Under certain circumstances, there may be restrictions with respect to a Contract Owner's ability to participate in the Dollar Cost Averaging program.

DISTRIBUTOR

Cova Life Sales Company ("Life Sales"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Contracts. Life Sales is an affiliate of the Company. The Contracts are offered on a continuous basis.

CONTRACT VALUE

The value of the Contract is the sum of the values for each Sub-Account and the value in the General Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT

Purchase payments allocated to the Variable Account and amounts transferred to or within the Variable Account are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Variable Account or the transfer is made. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

     (a)  is the net result of

          (1) the assets of the Sub-Account; i.e., the aggregate value of the underlying Eligible Investment shares held at the end of such Valuation Period, plus or minus

          (2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

     (b) is the cumulative unpaid charge for the Mortality and Expense Risk Premium and for the Administrative Expense Charge (see "Charges and Deductions"); and

     (c) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   WITHDRAWALS

While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Contract Owner, allow the withdrawal of all or a portion of the Contract for its Withdrawal Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Variable Account or a reduction in the General Account Value in the ratio that the Sub-Account Value and/or the General Account Value bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request, unless the Suspension of Payments or Transfers provision is in effect (see "Suspension of Payments or Transfers").

The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:

     (1)  any applicable taxes not previously deducted;

     (2)  any applicable Contract Maintenance Charge; and

     (3)  any applicable Withdrawal Charge.

Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or General Account. The remaining value in each Sub-Account or General Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. (See "Tax Status".) For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b) (11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request. B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.

                             PERFORMANCE INFORMATION

MONEY MARKET PORTFOLIO

From time to time, the Money Market Sub-Account of the Variable Account may advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The effective yield is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the effective yield being slightly higher than the yield because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER PORTFOLIOS

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include average annual total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Contract Maintenance Charges and Withdrawal Charges, as well as any asset-based charges and the expenses of the Portfolio.

The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Variable Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

                                   FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investment of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owners being retroactively determined to be the owners of the assets of the Variable Account.

Due to the uncertainty in this area, the company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. 40 returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts".)

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts".)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   H.R. 10 PLANS

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts".) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations".) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts".) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.   CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts".) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the Variable Account have been included in the Statement of Additional Information.

                                LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Variable Account, the Distributor or the Company is a party.


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Company

Experts

Legal Opinions

Distributor

Yield Calculation For Money Market Sub-Account

Performance Information

Annuity Provisions

Financial Statements



                       STATEMENT OF ADDITIONAL INFORMATION

                   INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998, FOR THE INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-LIFE.

       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1998.




                                TABLE OF CONTENTS

                                                                            PAGE

Company................................................................      3

Experts................................................................      3

Legal Opinions.........................................................      3

Distributor............................................................      3

Yield  Calculation  for  Money Market Sub-Account......................      3

Performance  Information...............................................      4

Annuity  Provisions....................................................      6

Financial  Statements..................................................      7


                                     COMPANY

Information regarding Cova Financial Services Life Insurance Company (the "Company") and its ownership is contained in the Prospectus. On June 1, 1995, the Company changed its name from Xerox Financial Services Life Insurance Company to its present name.

                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the periods from June 1, 1995 to December 31, 1995 and January 1, 1995 to May 31, 1995, and the statement of assets and liabilities of the Separate Account as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the Company's financial statements referred to above contains an explanatory paragraph stating that as a result of its 1995 acquisition, the consolidated financial information for the periods subsequent to the acquisition is presented on a different cost basis than for the period prior to the acquisition and, therefore, is not comparable.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUB-ACCOUNT

The Money Market Sub-Account of the Variable Account will calculate its current yield based upon the seven days ended on the date of calculation. The current yield of the Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing
Contract Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Premium, the Administrative Expense Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Sub-Account assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The Company does not currently advertise yield information for the Money Market Sub-Account.

The yields quoted should not be considered a representation of the yield of the Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Money Market Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                 P(1 + T)  =  ERV
Where:

     P = a  hypothetical  initial  payment  of $1,000
     T = average  annual  total return
     n = number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                                           a - b      6
                             Yield  =  2[(_______ + 1) - 1]
                                            cd
     Where:

          a    = Net investment income earned during the period by the
                 Portfolio attributable to shares owned by the Sub-Account.

          b    = Expenses  accrued  for the period (net of reimbursements).

          c    = The average daily number of Accumulation  Units outstanding during the period.

          d    = The maximum offering price per Accumulation Unit on the last day  of  the  period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge.

Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Annuity Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each Sub-Account was arbitrarily set initially at $10. This was done when the first Eligible Investment shares were purchased. The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit Value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY
ACCOUNT ONE

Financial Statements

December 31, 1997

(With Independent Auditors' Report Thereon)



                          Independent Auditors' Report


The Contract Owners of Cova Variable
Annuity Account One, Board of Directors
and Shareholder of
Cova Financial Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, Money Market, High Yield, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity, Balanced Portfolio, Small Cap Equity, Equity Income, and Growth and Income Equity sub-accounts (investment options within the Cova Series Trust) and the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.) and the Money Market sub-account (investment option within the General American Capital Company) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1997, the results of its operations for the year or period then ended, the changes in its contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, in conformity with generally accepted accounting principles.



Chicago, Illinois
February 20, 1998







COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities

December 31, 1997

(In thousands of dollars)

----------------------------------------------------------------------------------------------------------------------------
                                                    Assets
----------------------------------------------------------------------------------------------------------------------------

Investments:
   Cova Series Trust:
      Quality Income Portfolio - 4,505,192 shares at a net asset value of $10.90 per share
        (cost $47,803)                                                                                         $     49,105
      Money Market Portfolio - 21,610,549 shares at a net asset value of $1.00 per share
        (cost $21,611)                                                                                               21,611
      High Yield Portfolio - 3,051,753 shares at a net asset value of $10.90 per share
        (cost $32,420)                                                                                               33,262
      Stock Index Portfolio - 4,206,886 shares at a net asset value of $21.07 per share
        (cost $63,640)                                                                                               88,640
      Growth and Income Portfolio - 2,706,448 shares at a net asset value of $17.05 per share
        (cost $35,262)                                                                                               46,149
      Bond Debenture Portfolio - 4,195,836 shares at a net asset value of $12.11 per share
        (cost $48,864)                                                                                               50,822
      Developing Growth Portfolio -148,362 shares at a net asset value of $10.55 per share
        (cost $1,558)                                                                                                 1,565
      Large Cap Research Portfolio -124,489 shares at a net asset value of $9.91 per share
        (cost $1,227)                                                                                                 1,233
      Mid-Cap Value Portfolio - 194,149 shares at a net asset value of $10.48 per share
        (cost $1,995)                                                                                                 2,035
      Quality Bond Portfolio - 1,536,461 shares at a net asset value of $10.40 per share
        (cost $15,801)                                                                                               15,987
      Small Cap Stock Portfolio - 4,057,416 shares at a net asset value of $13.10 per share
        (cost $46,648)                                                                                               53,171
      Large Cap Stock Portfolio - 1,588,261 shares at a net asset value of $13.85 per share
        (cost $19,135)                                                                                               21,990
      Select Equity Portfolio - 6,950,455 shares at a net asset value of $13.97 per share
        (cost $83,547)                                                                                               97,067
      International Equity Portfolio - 5,437,189 shares at a net asset value of $11.47 per share
        (cost $61,064)                                                                                               62,373
      Balanced Portfolio - 38,606 shares at a net asset value of $10.39 per share
        (cost $401)                                                                                                     401
      Small Cap Equity Portfolio - 26,146 shares at a net asset value of $10.42 per share
        (cost $277)                                                                                                     272
      Equity Income Portfolio - 50,388 shares at a net asset value of $11.05 per share
         (cost $536)                                                                                                    557
      Growth and Income Equity Portfolio - 122,207 shares at a net asset value of $10.71 per share
        (cost $1,291)                                                                                                 1,309
   Lord Abbett Series Fund, Inc. Growth and Income Portfolio - 24,988,059 shares
      at a net asset value of $19.51 per share (cost $399,658)                                                      487,519
   General American Capital Company Money Market Portfolio - 182,049 shares
      at a net asset value of $18.23 per share (cost $3,272)                                                          3,318
----------------------------------------------------------------------------------------------------------------------------

Total assets                                                                                                   $  1,038,386
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.




COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities

December 31, 1997

(In thousands of dollars)

----------------------------------------------------------------------------------------------------------------------------

                                                 LIABILITIES

----------------------------------------------------------------------------------------------------------------------------

Liabilities:

   Trust Quality Income                                                                                        $          2
   Trust Money Market                                                                                                     1
   Trust High Yield                                                                                                       1
   Trust Stock Index                                                                                                      3
   Trust Growth and Income                                                                                                2
   Trust Bond Debenture                                                                                                   2
   Trust Quality Bond                                                                                                     1
   Trust Small Cap Stock                                                                                                  2
   Trust Large Cap Stock                                                                                                  1
   Trust Select Equity                                                                                                    4
   Trust International Equity                                                                                             2
   Fund Growth and Income                                                                                                19
----------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                                                        40

----------------------------------------------------------------------------------------------------------------------------

Contract owners' equity:
   Accumulation phase:

      Trust Quality Income - 2,931,053 accumulation units at $16.716329 per unit                                     48,997
      Trust Money Market - 1,742,444 accumulation units at $12.375226 per unit                                       21,563
      Trust High Yield - 1,409,290 accumulation units at $23.571992 per unit                                         33,220
      Trust Stock Index - 3,547,220 accumulation units at $24.963514 per unit                                        88,552
      Trust Growth and Income - 2,198,250 accumulation units at $20.978325 per unit                                  46,115
      Trust Bond Debenture - 3,945,097 accumulation units at $12.881792 per unit                                     50,820
      Trust Developing Growth - 148,658 accumulation units at $10.527554 per unit                                     1,565
      Trust Large Cap Research - 124,559 accumulation units at $9.899560 per unit                                     1,233
      Trust Mid-Cap Value - 194,386 accumulation units at $10.467957 per unit                                         2,035
      Trust Quality Bond - 1,433,081 accumulation units at $11.155126 per unit                                       15,986
      Trust Small Cap Stock - 3,940,243 accumulation units at $13.491466 per unit                                    53,159
      Trust Large Cap Stock - 1,473,929 accumulation units at $14.889462 per unit                                    21,946
      Trust Select Equity - 6,903,606 accumulation units at $14.053502 per unit                                      97,020
      Trust International Equity - 5,440,592 accumulation units at $11.462435 per unit                               62,362
      Trust Balanced - 38,079 accumulation units at $10.531920 per unit                                                 401
      Trust Small Cap Equity - 26,148 accumulation units at $10.418047 per unit                                         272
      Trust Equity Income - 49,725 accumulation units at $11.194166 per unit                                            557
      Trust Growth and Income Equity - 121,673 accumulation units at $10.756082 per unit                              1,309
      Fund Growth and Income - 15,788,404 accumulation units at $30.837057 per unit                                 486,867
      GACC Money Market - 311,051 accumulation units at $10.667011 per unit                                           3,318

   Annuitization phase:

      Trust Quality Income - 8,069 annuity units at $13.173884 per unit                                                 106
      Trust Money Market - 4,562 annuity units at $10.211104 per unit                                                    47
      Trust High Yield - 2,229 annuity units at $18.576727 per unit                                                      41
      Trust Stock Index - 4,097 annuity units at $20.804263 per unit                                                     85
      Trust Growth and Income - 1,803 annuity units at $17.739841 per unit                                               32
      Trust Small Cap Stock - 773 annuity units at $12.807785 per unit                                                   10
      Trust Large Cap Stock - 3,028 annuity units at $14.134938 per unit                                                 43
      Trust Select Equity - 3,237 annuity units at $13.341341 per unit                                                   43
      Trust International Equity - 790 annuity units at $10.881576 per unit                                               9
      Fund Growth and Income - 26,046 annuity units at $24.302215 per unit                                              633
----------------------------------------------------------------------------------------------------------------------------

Total contract owners' equity                                                                                     1,038,346

----------------------------------------------------------------------------------------------------------------------------

Total liabilities and contract owners' equity                                                                  $  1,038,386
----------------------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year or period ended December 31, 1997

(In thousands of dollars)

-----------------------------------------------------------------------------------------------------------------

                                                                                                              Cova Series

                            -------------------------------------------------------------------------------------

                                                               Growth

                            Quality   Money  High    Stock     and      Bond         Developing  Large Cap Mid-Cap
                             Income  Market  Yield   Index     Income    Debenture    Growth     Research  Value
-----------------------------------------------------------------------------------------------------------------

Investment income -
   dividends and capital
     gains distributions     3,311   2,483   3,144    1,321   1,044     1,611         -           2         2
-----------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense

     risk fee                  647     564     483      992     507       301         2           1         2
   Administrative fee           78      68      58      119      61        36         -           -         -
-----------------------------------------------------------------------------------------------------------------

Total expenses                 725     632     541    1,111     568       337         2           1         2
-----------------------------------------------------------------------------------------------------------------

Net investment income        2,586   1,851   2,603      210     476     1,274        (2)          1         -
-----------------------------------------------------------------------------------------------------------------

Net realized gain (loss)
   on investments              503       -     835   15,709     906        27         -           -         -

Net change in unrealized
   gain (loss) on investments  367       -     351    4,729   6,685     1,687         7           6        40
-----------------------------------------------------------------------------------------------------------------

Net realized and change in
   unrealized gain (loss) on
   investments                 870       -   1,186   20,438   7,591     1,714         7           6        40
-----------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations 3,456   1,851   3,789   20,648   8,067     2,988         5           7        40
-----------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


----------------------------------------------------------------------------------------------------------------
                                                                                Lord Abbett
----------------------------------------------------------------------------------------------------------------
                                                                        Growth Series Fund, Inc.

         Small    Large             Interna-          Small              and    Growth         GACC
Quality   Cap     Cap     Select    tional            Cap      Equity   Income  and     Global       Money
  Bond   Stock   Stock    Equity    Equity   Balanced  Equity   Income  Equity  Income  Equity  Market   Total

----------------------------------------------------------------------------------------------------------------



  626      262    1,346      747    547       8         2       11       14    38,031     -        -     54,512
----------------------------------------------------------------------------------------------------------------



  109      386      186      704    472       1         1        2        4     4,843     8       21     10,236
   13       47       22       84     57       -         -        -        1       581     1        3      1,229
----------------------------------------------------------------------------------------------------------------

  122      433      208      788    529       1         1        2        5     5,424     9       24     11,465
----------------------------------------------------------------------------------------------------------------

  504     (171)   1,138      (41)    18       7         1        9        9    32,607    (9)     (24)    43,047
----------------------------------------------------------------------------------------------------------------


   51       46    1,668       30     15       1         -        -        1       842   (36)      55     20,653


  156    5,990    1,324   12,310    513       -        (5)      21       18    41,372    (1)      40     75,610
----------------------------------------------------------------------------------------------------------------



  207    6,036    2,992   12,340    528       1        (5)      21       19    42,214   (37)      95     96,263
----------------------------------------------------------------------------------------------------------------



  711    5,865    4,130   12,299    546       8        (4)      30       28    74,821   (46)      71    139,310
----------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Contract Owners' Equity

Year or period ended December 31, 1997

(In thousands of dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Cova SeTrust
                              -----------------------------------------------------------------------------------------------------
                                                                  Growth                                                    Small
                              Quality  Money    High     Stock     and      Bond      Developing Large Cap Mid-Cap Quality   Cap
                              Income   Market   Yield    Index    Income   Debenture   Growth    Research  Value    Bond    Stock
-----------------------------------------------------------------------------------------------------------------------------------

From operations:

   Net investment income (loss)2,586    1,851    2,603      210      476    1,274        (2)         1         -      504     (171)
   Net realized gain (loss)
     on investments              503        -      835   15,709      906       27         -          -         -       51       46
   Net change in unrealized
     gain (loss) on investments  367        -      351    4,729    6,685    1,687         7          6        40      156    5,990
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations   3,456    1,851    3,789   20,648    8,067    2,988         5          7        40      711    5,865
-----------------------------------------------------------------------------------------------------------------------------------

From account unit
   transactions:
     Contributions by Cova         -        -        -        -        -        -       100        100       100        -        -
     Redemptions by Cova           -        -        -        -        -        -         -          -         -   (2,144)       -
     Proceeds from units
       of the account sold       504   45,236      795    2,638    2,541    8,751       503        359       463    2,671    9,550
     Payments for units of
       the account redeemed   (9,775)  (8,119)  (2,972)  (14,588) (1,993)    (978)       (2)        (2)      (28)    (731)  (1,221)
     Account transfers, net    3,092  (48,066) (11,222)  (9,170)   5,116   32,608       959        769     1,460   10,203   24,982
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   from account unit
   transactions               (6,179) (10,949) (13,399)  (21,120)  5,664   40,381     1,560      1,226     1,995    9,999   33,311
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity    (2,723)  (9,098)  (9,610)    (472)  13,731   43,369     1,565      1,233     2,035   10,710   39,176
Contract owners' equity:
   Beginning of period        51,826   30,708   42,871   89,109   32,416    7,451         -          -         -    5,276   13,993
-----------------------------------------------------------------------------------------------------------------------------------

   End of period            $ 49,103   21,610   33,261   88,637   46,147   50,820     1,565      1,233     2,035   15,986   53,169
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


----------------------------------------------------------------------------------------------
                                                             Lord Abbett
----------------------------------------------------------------------------------------------
                                                   Growth Series Fund, Inc.

  Large              Interna-          Small          and    Growth          GACC
  Cap      Select  tional             Cap    Equity Income   and    Global   Money
 Stock     Equity   Equity    BalancedEquity Income Equity  Income  Equity   Market   Total
----------------------------------------------------------------------------------------------


   1,138      (41)      18      7        1     9        9   32,607      (9)    (24)    43,047

   1,668       30       15      1        -     -        1      842     (36)     55     20,653

   1,324   12,310      513      -       (5)   21       18   41,372      (1)     40     75,610
----------------------------------------------------------------------------------------------



   4,130   12,299      546      8       (4)   30       28   74,821     (46)     71    139,310
----------------------------------------------------------------------------------------------



       -        -        -      1        1     1        1        -       -       -        304
 (15,455)       -        -     (1)      (1)   (1)      (1)       -       -       -    (17,603)

   7,691   19,507   11,213    184      116   219      679   47,264       5   5,197    166,086

    (421)  (1,556)  (1,224)   (26)       -    (1)     (44) (23,254)   (114)   (312)   (67,361)
  10,293   44,654   37,503    235      160   309      646   94,311  (2,228) (1,996)   194,618
----------------------------------------------------------------------------------------------




   2,108   62,605   47,492    393      276   527    1,281  118,321  (2,337)  2,889    276,044
----------------------------------------------------------------------------------------------


   6,238   74,904   48,038    401      272   557    1,309  193,142  (2,383)  2,960    415,354


  15,751   22,159   14,333      -        -     -      -    294,358   2,383     358    622,992
----------------------------------------------------------------------------------------------

  21,989   97,063   62,371    401      272   557    1,309  487,500       -   3,318   1,038,346
----------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Contract Owners' Equity

Year or period ended December 31, 1996

(In thousands of dollars)
------------------------------------------------------------------------------------------------------------------

                                                                                                               Cova Series

                                        --------------------------------------------------------------------------
                                                                                             Growth
                                        Quality      Money         High        Stock         and          Bond
                                          Income     Market       Yield        Index         Income      Debenture
------------------------------------------------------------------------------------------------------------------

From operations:

   Net investment income (loss)       $   1,465        1,284        2,924        3,048       1,322          200
   Net realized gain (loss)
      on investments                         44            -         (169)       3,892         164           13
   Net change in unrealized
      gain (loss) on investments           (534)           -          952        9,295       2,566          271
------------------------------------------------------------------------------------------------------------------

Net increase in contract
   owners' equity resulting
   from operations                          975        1,284        3,707       16,235       4,052          484
------------------------------------------------------------------------------------------------------------------

From account unit
   transactions:
      Contributions by Cova                   -            -            -            -           -          500
      Redemptions by Cova                     -            -            -            -           -         (508)
      Proceeds from units of
        the account sold                  1,603       43,943        1,989        3,731       2,777        3,795
      Payments for units of
        the account redeemed             (4,251)      (3,044)      (2,299)      (4,891)       (866)        (164)
      Account transfers                  12,246      (45,603)       2,962      (11,728)      6,836        3,344
------------------------------------------------------------------------------------------------------------------

Net decrease (decrease) in
   contract owners' equity
   from account unit
   transactions                           9,598       (4,704)       2,652      (12,888)      8,747        6,967
------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity               10,573       (3,420)       6,359        3,347      12,799        7,451
Contract owners' equity:
   Beginning of period                   41,253       34,128       36,512       85,762      19,617            -
------------------------------------------------------------------------------------------------------------------

   End of period                      $  51,826       30,708       42,871       89,109      32,416        7,451
------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


------------------------------------------------------------------------------------------------------------------
                                                                       Lord Abbett
Trust                                                               Series Fund, Inc.
---------------------------------------------------------------    ---------------------
                  Small        Large                    Interna-    Growth                      GACC
       Quality     Cap          Cap        Select      tional         and          Global      Money
      Bond        Stock        Stock       Equity      Equity       Income         Equity      Market     Total

------------------------------------------------------------------------------------------------------------------


         143          509         310          228          25        15,839        262         (1)        27,558

          44           47          85          (17)         72           532         43          -          4,750

          30          533       1,531        1,210         796        24,020       (151)         6         40,525
------------------------------------------------------------------------------------------------------------------



         217        1,089       1,926        1,421         893        40,391        154          5         72,833
------------------------------------------------------------------------------------------------------------------



       5,000        5,000      15,000        5,000       5,000             -          -          -         35,500
      (3,000)      (5,135)     (3,846)      (4,922)     (5,128)            -          -          -        (22,539)

         995        6,112         800       10,306       5,710        31,434        231         88        113,514

         (19)         (71)          -         (115)        (60)      (13,615)      (328)         -        (29,723)
       2,083        6,998       1,871       10,469       7,918        45,518       (174)       265         43,005
------------------------------------------------------------------------------------------------------------------




       5,059       12,904      13,825       20,738      13,440        63,337       (271)       353        139,757
------------------------------------------------------------------------------------------------------------------


       5,276       13,993      15,751       22,159      14,333       103,728       (117)       358        212,590


           -            -           -            -           -       190,630      2,500          -        410,402
------------------------------------------------------------------------------------------------------------------

       5,276       13,993      15,751       22,159      14,333       294,358      2,383        358        622,992
------------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Quality Income Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           15.54            15.33            13.17           13.97           12.75
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .84              .45              .72             .60            1.00

Net realized and unrealized
    gain (loss) from security
    transactions                                 .34             (.24)            1.44           (1.40)            .22
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  1.18              .21             2.16            (.80)           1.22
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           16.72            15.54            15.33           13.17           13.97
--------------------------------------------------------------------------------------------------------------------------

Total return*                                   7.57%            1.36%           16.41%         (5.70%)           9.50%

Contract owners' equity,
    end of period (in thousands)   $       49,103           51,826           41,253          33,933           5,111

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%             1.40%            1.40%           1.40%

Ratio of net investment
    income to average
    contract owners' equity                     5.00%             2.94%             4.99%            4.48%           8.30%
--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Money Market Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           11.88            11.43            10.90           10.61           10.46
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .50              .45              .50             .30             .19

Net realized and unrealized
    gain (loss) from security
    transactions                                -                -                 .03            (.01)           (.04)
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                   .50              .45              .53             .29             .15
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           12.38            11.88            11.43           10.90           10.61
--------------------------------------------------------------------------------------------------------------------------

Total return*                                   4.17%             3.98%             4.85%            2.70%          1.45%

Contract owners' equity,
    end of period (in thousands)   $       21,610           30,708           34,128          75,878           6,552

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%             1.40%            1.40%            1.40%

Ratio of net investment
    income to average
    contract owners' equity                     4.10%             3.90%             4.48%            2.90%            1.78%

--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - High Yield Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           21.42            19.52            16.98           18.02           14.99
--------------------------------------------------------------------------------------------------------------------------

Net investment income                           1.58             1.55             1.44            1.38            1.80

Net realized and unrealized
    gain (loss) from security
    transactions                                 .57              .35             1.10           (2.42)           1.23
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  2.15             1.90             2.54           (1.04)           3.03
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           23.57            21.42            19.52           16.98           18.02
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  10.03%             9.73%            14.99%           (5.79%)       20.21%

Contract owners' equity,
    end of period (in thousands)   $       33,261           42,871           36,512          19,653          18,846

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%             1.40%            1.40%            1.40%

Ratio of net investment
    income to average
    contract owners' equity                     6.74%             7.52%             7.98%            7.92%          13.05%

--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Stock Index Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           19.04            15.77            11.68           11.87           11.05
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .09              .67              .51             .37             .22

Net realized and unrealized
    gain (loss) from security
    transactions                                5.83             2.60             3.58            (.56)            .60
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  5.92             3.27             4.09            (.19)            .82
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           24.96            19.04            15.77           11.68           11.87
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  31.13%            20.69%            35.06%         (1.58%)         7.35%

Contract owners' equity,
    end of period (in thousands)   $       88,637           89,109           85,762          36,807          91,269

Ratio of expenses to average
    contract owners' equity                     1.40%            1.40%             1.40%           1.40%           1.40%

Ratio of net investment
    income to average
    contract owners' equity                      .27%             3.53%             4.85%            2.10%          2.99%

--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Growth and Income Portfolio  (Managed by Van Kampen American
Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           17.01            14.61            11.20           11.92           10.47
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .23              .68             1.02             .19             .54

Net realized and unrealized
    gain (loss) from security
    transactions                                3.74             1.72             2.39            (.91)            .91
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  3.97             2.40             3.41            (.72)           1.45
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           20.98            17.01            14.61           11.20           11.92
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  23.34%            16.42%            30.49%           (6.07%)       13.84%

Contract owners' equity,
    end of period (in thousands)   $       46,147           32,416           19,617          10,941           6,528

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%            1.40%           1.40%           1.40%

Ratio of net investment
    income to average
    contract owners' equity                     1.18%             5.16%             9.92%           2.05%           7.54%
--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Bond Debenture Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------

                                                                 Period from
                                                                 May 1, 1996
                                                                through
                                                                 December 31,
                                                  1997            1996
---------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                      $          11.29           10.10
---------------------------------------------------------------------------------------------------------------------

Net investment income                                     .40             .32

Net realized and unrealized
    gain from security
    transactions                                         1.19             .87
---------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                           1.59            1.19
---------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                            $          12.88           11.29
---------------------------------------------------------------------------------------------------------------------

Total return*                                           14.05%           11.86%

Contract owners' equity,
    end of period (in thousands)             $      50,820           7,451

Ratio of expenses to average
    contract owners' equity                              1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                              5.26%            7.76%**

---------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997
See accompanying notes to consolidated financial statements.

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Developing Growth Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------

                                                                Period from
                                                              August 20, 1997
                                                                  through
                                                                December 31,
                                                                    1997
---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                                    $          10.00
---------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                    (.02)

Net realized and unrealized
    gain from security
    transactions                                                        .55

---------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                          .53

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                          $          10.53
---------------------------------------------------------------------------------------------------------------------------

Total return*                                                          5.28%

Contract owners' equity,
    end of period (in thousands)                           $       1,565

Ratio of expenses to average
    contract owners' equity                                            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                           (0.98)%**

---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Large Cap Research Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------

                                                                Period from
                                                              August 20, 1997
                                                                  through
                                                                December 31,
                                                                    1997

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                                    $          10.00
---------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                    (.01)

Net realized and unrealized
    loss from security
    transactions                                                       (.09)

---------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                         (.10)

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                          $           9.90
---------------------------------------------------------------------------------------------------------------------------

Total return*                                                         (1.00%)

Contract owners' equity,
    end of period (in thousands)                           $       1,233

Ratio of expenses to average
    contract owners' equity                                            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                            0.55%**

---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Mid-Cap Value Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------

                                                                Period from
                                                              August 20, 1997
                                                                  through
                                                                December 31,
                                                                    1997

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                                    $          10.00
---------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                    (.01)

Net realized and unrealized
    gain from security
    transactions                                                        .48

---------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                          .47

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                          $          10.47
---------------------------------------------------------------------------------------------------------------------------

Total return*                                                          4.68%

Contract owners' equity,
    end of period (in thousands)                           $       2,035

Ratio of expenses to average
    contract owners' equity                                            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                            (.16%)**

---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Quality Bond Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          10.37            9.90
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                         .44             .28

Net realized and unrealized
    gain from security
    transactions                                              .35             .19
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                .79             .47
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          11.16           10.37
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                7.58%           4.76%

Contract owners' equity,
    end of period (in thousands)                 $      15,986           5,276

Ratio of expenses to average
    contract owners' equity                                  1.40%           1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  5.76%            3.75%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Small Cap Stock Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          11.31           10.51
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                 (.08)            .39

Net realized and unrealized
    gain from security
    transactions                                             2.26             .41
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                               2.18             .80
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          13.49           11.31
--------------------------------------------------------------------------------------------------------------------------

Total return*                                               19.31%            7.57%

Contract owners' equity,
    end of period (in thousands)                 $      53,169          13,993

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  (.55%)           9.65%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Large Cap Stock Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          11.33           10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                         .77             .22

Net realized and unrealized
    gain from security
    transactions                                             2.79            1.11
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                               3.56            1.33
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          14.89           11.33
--------------------------------------------------------------------------------------------------------------------------

Total return*                                               31.36%           13.32%

Contract owners' equity,
    end of period (in thousands)                 $      21,989          15,751

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  7.64%            3.02%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Select Equity Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          10.84           10.08
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                 (.03)            .10

Net realized and unrealized
    gain from security
    transactions                                             3.24             .66
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                               3.21             .76
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          14.05           10.84
--------------------------------------------------------------------------------------------------------------------------

Total return*                                               29.67%            7.48%

Contract owners' equity,
    end of period (in thousands)                 $      97,063          22,159

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  (.07%)           3.12%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - International Equity Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          10.97           10.21
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                 (.01)            .02

Net realized and unrealized
    gain from security
    transactions                                              .50             .74
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                .49             .76
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          11.46           10.97
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                4.52%            7.36%

Contract owners' equity,
    end of period (in thousands)                 $      62,371          14,333

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                   .05%             .46%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Balanced Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                           through
                                                         December 31,
                                                             1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                             .14

Net realized and unrealized
    gain from security
    transactions                                                  .39

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                    .53

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            10.53
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                    5.32%

Contract owners' equity,
    end of period (in thousands)                   $           401

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      6.75%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Small Cap Equity Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                           through
                                                         December 31,
                                                             1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                            -

Net realized and unrealized
    gain from security
    transactions                                                  .42

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                    .42

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            10.42
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                    4.18%

Contract owners' equity,
    end of period (in thousands)                   $           272

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      1.01%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Equity Income Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                            through
                                                         December 31,
                                                              1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                             .15

Net realized and unrealized
    gain from security
    transactions                                                 1.04

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                   1.19

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            11.19
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                   11.94%

Contract owners' equity,
    end of period (in thousands)                   $           557

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      6.79%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Growth and Income Equity Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                           through
                                                         December 31,
                                                             1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                             .05

Net realized and unrealized
    gain from security
    transactions                                                  .71

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                    .76

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            10.76
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                    7.56%

Contract owners' equity,
    end of period (in thousands)                   $         1,309

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      3.25%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Lord Abbett Series Fund, Inc. Growth and Income Portfolio
(Managed by Lord, Abbett & Co.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997               1996            1995            1994           1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period             $          25.09               21.31          16.64           16.42          14.50
--------------------------------------------------------------------------------------------------------------------------

Net investment income                           2.01                1.32           1.37             .76            .88

Net realized and unrealized
    gain (loss) from security
    transactions                                3.74                2.46           3.30            (.54)          1.04
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  5.75                3.78           4.67             .22           1.92
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                   $          30.84               25.09          21.31           16.64          16.42
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  22.91%               17.76%          28.03%           1.32%        13.24%

Contract owners' equity,
    end of period (in thousands)    $     487,500             294,358        190,630         114,416         82,033

Ratio of expenses to average
    contract owners' equity                     1.40%                1.40%           1.40%            1.40%        1.40%

Ratio of net investment
    income to average
    contract owners' equity                     8.40%                6.59%           8.57%            5.40%         8.12%
--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period  from  January 1, 1997  through  April 18,  1997 and the four years ended
December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Lord Abbett Series Fund, Inc. Global Equity Portfolio
(Managed by Lord, Abbett & Co.)

--------------------------------------------------------------------------------------------------------------------------

                                     Period from
                                     January 1,
                                    1997 through
                                    April 18, 1997

                                         1997     ***       1996            1995            1994           1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period             $          15.41               14.52          13.33           13.29          10.64
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                    (.06)               1.70            .91            1.45            .24

Net realized and unrealized
    gain (loss) from security
    transactions                                (.29)               (.81)           .28           (1.41)          2.41
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  (.35)                .89           1.19             .04           2.65
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                   $          15.06               15.41          14.52           13.33          13.29
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  (2.28%)               6.18%           8.91%           .27%         24.91%

Contract owners' equity,
    end of period (in thousands)    $           -               2,383          2,500           3,108          3,635

Ratio of expenses to average
    contract owners' equity                     1.40%**               1.40%           1.40%           1.40%         1.40%

Ratio of net investment
    income to average
    contract owners' equity                    (1.40)%**              10.33%           5.36%           9.78%        1.88%
--------------------------------------------------------------------------------------------------------------------------

    *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

  **Annualized

***Sub-account ceased operations on April 18, 1997.

See accompanying notes to financial statements.




COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

General American Capital Company Money Market Portfolio
(Managed by Conning Asset Management Company)

--------------------------------------------------------------------------------------------------------------------------

                                                             Period from
                                                             June 3, 1996
                                                                through
                                                             December 31,
                                                 1997           1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                    $           10.23          10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment loss                                     (.14)          (.08)

Net realized and unrealized
    gain from security
    transactions                                         .58            .31
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                           .44            .23
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                          $           10.67          10.23
--------------------------------------------------------------------------------------------------------------------------

Total return*                                           4.24%           2.34%

Contract owners' equity,
    end of period (in thousands)           $        3,318            358

Ratio of expenses to average
    contract owners' equity                             1.40%           1.40%**

Ratio of net investment
    income to average
    contract owners' equity                            (1.40%)         (1.40%)**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements
--------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1997 and 1996
--------------------------------------------------------------------------------


(1)  Organization

     Cova Variable Annuity Account One (the Separate Account) is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company (Cova). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

     The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust (Trust), the Lord Abbett Series Fund, Inc. (Fund) or General American Capital Company (GACC). The Trust consists of eighteen portfolios of which five portfolios are managed by Van Kampen American Capital Investment Advisory Corp., four are managed by Lord, Abbett & Co., five are managed by J.P. Morgan Investment Management, Inc., and four are managed by Mississippi Advisors, Inc. The Trust portfolios available for investment are the Quality Income, Money Market, High Yield, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity, Balanced, Small Cap Equity, Equity Income, and Growth and Income Equity portfolios. The Fund has one portfolio available for investment, the Growth and Income portfolio. GACC has one portfolio available for investment, the Money Market portfolio. Not all portfolios of the Trust, Fund, and GACC are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. The Trust, Fund, and GACC are all diversified, open-end, management investment companies which are intended to meet differing investment objectives.

     The Trust Developing Growth, Trust Large Cap Research, and Trust Mid-Cap Value sub-accounts commenced operations on August 20, 1997. The Trust Balanced, Trust Small Cap Equity, Trust Equity Income, and Trust Growth and Income Equity sub-accounts commenced operations on July 1, 1997.

     The assets and  liabilities  of the Fund Global  Equity  Portfolio and Fund
     Global Equity sub-account were transferred to the Trust International Portfolio and Trust International Equity sub-accounts in accordance with a substitution order. The Fund Global Equity sub-account ceased operations on April 18, 1997.

     In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova has been credited with accumulation units of the Separate Account. As additional funds are received through policyholder deposits, Cova has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating accumulation units. Cova contributed approximately $0.3 million and $35.5 million in 1997 and 1996, respectively, to the Separate Account of which, after subsequent redemptions, net of realized and unrealized gains and losses on investments, approximately $0.3 million remains as of December 31, 1997.


(2)  Significant Accounting Policies

     (a)  Investment Valuation

     Investments in shares of the Trust, Fund, and GACC are carried in the statement of assets and liabilities at the underlying net asset value of the Trust, Fund, and GACC. The net asset value of the Trust, Fund, and GACC has been determined on the market value basis and is valued daily by the Trust, Fund, and GACC investment managers. Realized gains and losses are calculated by the average cost method.

     (b)  Reinvestment of Dividends

     With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividends and capital gain distributions are recorded as income on the ex-dividend date.

     GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends or capital gains. During December of each year, accumulated investment income and capital gains of the underlying GACC funds are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

     (c)  Federal Income Taxes

     Operations of the Separate Account form a part of Cova, which is taxed as a Life Insurance Company under the Internal Revenue Code (Code). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to earnings of the Separate Account.

     Under the  principles  set forth in  Internal  Revenue  Ruling  81-225  and
     Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

     (d)  Annuity Reserves

     Annuity reserves are computed for currently payable contracts according to the 1983 Mortality Table. The assumed interest rate is 3%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to Cova if the reserves required are less than originally estimated. If additional reserves are required, Cova reimburses the variable annuity account. The 1997 charges were not material.


(3)  Contract Fees

     There are no deductions made from purchase payments for sales fees at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal fee is calculated and deducted from the contract value. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal fees.

     An annual contract maintenance fee of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

     Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.

     For the year ended December 31, 1997, withdrawal and account transfer charges of approximately $113 thousand and contract maintenance fees of approximately $317 thousand were deducted from the contract values in the Separate Account.

     Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal fee in the event of the death of the contract owner.

     In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

     Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin, or upon withdrawal if Cova is unable to obtain a refund. Cova, however, reserves the right to deduct premium taxes when incurred.

(4)  Gain (Loss) on Investments

     The table below summarizes the realized and change in unrealized gains and losses on investments.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Trust Quality Income Portfolio:
                 Aggregate proceeds from sales                                                      $    33,851     13,850
                 Aggregate cost of redemptions                                                           33,348     13,806
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $       503         44
---------------------------------------------------------------------------------------------------------------------------
              Trust Money Market Portfolio:
                 Aggregate proceeds from sales                                                           63,852     36,177
                 Aggregate cost of redemptions                                                           63,852     36,177
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -          -
---------------------------------------------------------------------------------------------------------------------------
              Trust High Yield Portfolio:
                 Aggregate proceeds from sales                                                           27,472     22,909
                 Aggregate cost of redemptions                                                           26,637     23,078
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) on investments                                               $       835       (169)
---------------------------------------------------------------------------------------------------------------------------
              Trust Stock Index Portfolio:
                 Aggregate proceeds from sales                                                           55,951     21,062
                 Aggregate cost of redemptions                                                           40,242     17,170
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $    15,709      3,892
---------------------------------------------------------------------------------------------------------------------------


                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Trust Growth and Income Portfolio:
                 Aggregate proceeds from sales                                                      $     4,135      1,508
                 Aggregate cost of redemptions                                                            3,229      1,344
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $       906        164
---------------------------------------------------------------------------------------------------------------------------

              Trust Bond Debenture Portfolio:
                 Aggregate proceeds from sales                                                              646        635
                 Aggregate cost of redemptions                                                              619        622
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        27         13
---------------------------------------------------------------------------------------------------------------------------

              Trust Developing Growth Portfolio:
                 Aggregate proceeds from sales                                                                -
                 Aggregate cost of redemptions                                                                -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Large Cap Research Portfolio:
                 Aggregate proceeds from sales                                                                1
                 Aggregate cost of redemptions                                                                1        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Mid-Cap Value Portfolio:
                 Aggregate proceeds from sales                                                                -
                 Aggregate cost of redemptions                                                                -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Quality Bond Portfolio:
                 Aggregate proceeds from sales                                                            3,837      2,991
                 Aggregate cost of redemptions                                                            3,786      2,947
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        51         44
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Stock Portfolio:
                 Aggregate proceeds from sales                                                              513      1,882
                 Aggregate cost of redemptions                                                              467      1,835
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        46         47
---------------------------------------------------------------------------------------------------------------------------


                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Trust Large Cap Stock Portfolio:
                 Aggregate proceeds from sales                                                      $     7,686      1,423
                 Aggregate cost of redemptions                                                            6,018      1,338
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $     1,668         85
---------------------------------------------------------------------------------------------------------------------------

              Trust Select Equity Portfolio:
                 Aggregate proceeds from sales                                                              305      1,680
                 Aggregate cost of redemptions                                                              275      1,697
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) on investments                                               $        30        (17)
---------------------------------------------------------------------------------------------------------------------------

              Trust International Equity Portfolio:
                 Aggregate proceeds from sales                                                              616      4,568
                 Aggregate cost of redemptions                                                              601      4,496
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        15         72
---------------------------------------------------------------------------------------------------------------------------

              Trust Balanced Portfolio:
                 Aggregate proceeds from sales                                                               38
                 Aggregate cost of redemptions                                                               37        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         1
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Equity Portfolio:
                 Aggregate proceeds from sales                                                                2
                 Aggregate cost of redemptions                                                                2        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Equity Income Portfolio:
                 Aggregate proceeds from sales                                                                3
                 Aggregate cost of redemptions                                                                3        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Growth and Income Equity Portfolio:
                 Aggregate proceeds from sales                                                               34
                 Aggregate cost of redemptions                                                               33        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         1
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Fund Growth and Income Portfolio:
                 Aggregate proceeds from sales                                                      $     3,701      2,696
                 Aggregate cost of redemptions                                                            2,859      2,164
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $       842        532
---------------------------------------------------------------------------------------------------------------------------

              Fund Global Equity Portfolio:
                 Aggregate proceeds from sales                                                            2,353        372
                 Aggregate cost of redemptions                                                            2,389        329
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) on investments                                               $       (36)        43
---------------------------------------------------------------------------------------------------------------------------

              GACC Money Market Portfolio:
                 Aggregate proceeds from sales                                                            2,883          6
                 Aggregate cost of redemptions                                                            2,828          6
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        55          -
---------------------------------------------------------------------------------------------------------------------------

        Net change in unrealized gain (loss) on investments:

              Trust Quality Income Portfolio:
                 End of period                                                                            1,302        935
                 Beginning of period                                                                        935      1,469
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain (loss) on investments                                   $       367       (534)
---------------------------------------------------------------------------------------------------------------------------

              Trust Money Market Portfolio:
                 End of period                                                                                -          -
                 Beginning of period                                                                          -          -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         -          -
---------------------------------------------------------------------------------------------------------------------------

              Trust High Yield Portfolio:
                 End of period                                                                              842        491
                 Beginning of period                                                                        491       (461)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $       351        952
---------------------------------------------------------------------------------------------------------------------------

              Trust Stock Index Portfolio:
                 End of period                                                                           25,000     20,271
                 Beginning of period                                                                     20,271     10,976
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     4,729      9,295
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Net change in unrealized gain (loss) on investments:

              Trust Growth and Income Portfolio:
                 End of period                                                                      $    10,887      4,202
                 Beginning of period                                                                      4,202      1,636
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     6,685      2,566
---------------------------------------------------------------------------------------------------------------------------

              Trust Bond Debenture Portfolio:
                 End of period                                                                            1,958        271
                 Beginning of period                                                                        271         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     1,687        271
---------------------------------------------------------------------------------------------------------------------------

              Trust Developing Growth Portfolio:
                 End of period                                                                                7
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         7
---------------------------------------------------------------------------------------------------------------------------

              Trust Large Cap Research Portfolio:
                 End of period                                                                                6
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         6
---------------------------------------------------------------------------------------------------------------------------

              Trust Mid-Cap Value Portfolio:
                 End of period                                                                               40
                 Beginning of period                                                                         -         N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        40
---------------------------------------------------------------------------------------------------------------------------

              Trust Quality Bond Portfolio:
                 End of period                                                                              186         30
                 Beginning of period                                                                         30         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $       156         30
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Stock Portfolio:
                 End of period                                                                            6,523        533
                 Beginning of period                                                                        533         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     5,990        533
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Net change in unrealized gain (loss) on investments:

              Trust Large Cap Stock Portfolio:
                 End of period                                                                      $     2,855      1,531
                 Beginning of period                                                                      1,531         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     1,324      1,531
---------------------------------------------------------------------------------------------------------------------------

              Trust Select Equity Portfolio:
                 End of period                                                                           13,520      1,210
                 Beginning of period                                                                      1,210         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $    12,310      1,210
---------------------------------------------------------------------------------------------------------------------------

              Trust International Equity Portfolio:
                 End of period                                                                            1,309        796
                 Beginning of period                                                                        796         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $       513        796
---------------------------------------------------------------------------------------------------------------------------

              Trust Balanced Portfolio:
                 End of period                                                                                -
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Equity Portfolio:
                 End of period                                                                               (5)
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                          $        (5)
---------------------------------------------------------------------------------------------------------------------------

              Trust Equity Income Portfolio:
                 End of period                                                                               21
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        21
---------------------------------------------------------------------------------------------------------------------------

              Trust Growth and Income Equity Portfolio:
                 End of period                                                                               18
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        18
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Net change in unrealized gain (loss) on investments:

              Fund Growth and Income Portfolio:
                 End of period                                                                      $    87,861     46,489
                 Beginning of period                                                                     46,489     22,469
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $    41,372     24,020
---------------------------------------------------------------------------------------------------------------------------

              Fund Global Equity Portfolio:
                 End of period                                                                                -          1
                 Beginning of period                                                                          1        152
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                          $        (1)      (151)
---------------------------------------------------------------------------------------------------------------------------

              GACC Money Market Portfolio:
                 End of period                                                                               46          6
                 Beginning of period                                                                          6          -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        40          6
---------------------------------------------------------------------------------------------------------------------------





COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------------

(5)  UNIT TRANSACTIONS

     The change in the number of units resulting from account transactions is as follows:

--------------------------------------------------------------------------------------------------------------------------

                                                                                                         Cova SeTrust

                           -----------------------------------------------------------------------------------------------

                           Quality    Money      High    Stock    Growth and  Bond     DevelopinLarge CapMid-Cap  Quality
                            Income    Market    Yield    Index    Income     Debenture  Growth  Research Value     Bond

--------------------------------------------------------------------------------------------------------------------------

Accumulation phase:

Balance at December 31, 1995 2,690,633 2,987,132 1,870,2325,436,980 1,342,833      N/A      N/A      N/A      N/A       N/A

   Contributions by Cova          -         -         -        -        -     50,000                              500,000
   Redemptions by Cova            -         -         -        -        -    (50,000)                             (294,154)
   Units sold               106,671  3,772,567   98,690  216,989  180,267    360,638                               98,567
   Units redeemed          (280,149) (259,281) (113,437)(283,639) (59,321)   (10,552)                              (2,065)
   Units transferred        817,805  (3,915,492)145,699 (689,475) 442,117    309,577                              206,482
--------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1996  334,960 2,584,926 2,001,1844,680,855 1,905,896  659,663      N/A      N/A      N/A   508,830

   Contributions by Cova          -         -         -        -        -          -   10,000   10,000   10,000         -
   Redemptions by Cova            -         -         -        -        -          -        -        -        -   (205,846)
   Units sold                33,059  3,712,455   36,057  125,947  130,796    715,126   47,968   36,718   45,300   256,670
   Units redeemed          (623,489) (683,810) (135,503)(654,828) (101,374)  (79,865)    (322)    (274)  (2,730)  (67,027)
   Units transferred        186,523  (3,871,127(492,448)(604,754) 262,932    2,650,173 91,012   78,115   141,816  940,454

--------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1992,931,053 1,742,444 1,409,2903,547,220 2,198,250  3,945,097 148,658  124,559  194,386  1,433,081
--------------------------------------------------------------------------------------------------------------------------

Annuity phase:

   Balance at December 31, 1996 N/A       N/A       N/A      N/A      N/A        N/A      N/A      N/A      N/A       N/A

   Units sold                 8,913     4,793     2,641    4,293    1,875          -        -        -        -         -
   Units redeemed              (844)     (231)     (412)    (196)     (72)         -        -        -        -         -
--------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1997  8,069     4,562     2,229    4,097    1,803        N/A      N/A      N/A      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------

                                                                               Lord Abbett

---------------------------------------------------------------------------
                                  Interna-          Small          Growth anSeries Fund, Inc.   GACC
   Small Cap Large Cap  Select    tional             Cap   Equity   Income  Growth andGlobal    Money
    Stock     Stock     Equity    Equity    BalancedEquity Income  Equity    Income   Equity   Market

-------------------------------------------------------------------------------------------------------


       N/A        N/A       N/A       N/A     N/A     N/A     N/A      N/A  8,947,108 172,206      N/A

   500,000   1,500,000  500,000   500,000                                          -        -        -
   (500,000) (367,586) (500,000) (500,000)                                         -        -        -
   580,659     76,199  1,024,461  550,620                                   1,374,562  15,160    8,787
    (6,730)      (522)  (11,729)   (5,835)                                  (587,874) (21,479)     (96)
   663,476    181,515  1,031,791  762,107                                   1,998,505 (11,278)  26,273
-------------------------------------------------------------------------------------------------------

   1,237,405 1,389,606 2,044,523 1,306,892    N/A     N/A     N/A      N/A  11,732,301154,609   34,964

         -          -         -         -     100     100     100      100         -        -        -
         -   (1,132,414)      -         -    (100)   (100)   (100)    (100)        -        -        -
   786,201    538,054  1,538,506  974,793   17,711  10,694 17,814   46,324  1,642,859     350  509,800
   (90,427)   (36,558) (116,499) (107,953)  (2,450)     -     (56)  (4,084) (816,777)  (7,330) (29,528)
   2,007,064  715,241  3,437,076 3,266,860  22,818  15,454 31,967   79,433  3,230,021 (147,629)(204,185)
-------------------------------------------------------------------------------------------------------

   3,940,243 1,473,929 6,903,606 5,440,592  38,079  26,148 49,725  121,673  15,788,404      -  311,051
-------------------------------------------------------------------------------------------------------


       N/A        N/A       N/A       N/A     N/A     N/A     N/A      N/A       N/A      N/A      N/A

       804      3,384     3,617       822       -       -       -        -    28,068        -        -
       (31)      (356)     (380)      (32)      -       -       -        -    (2,022)       -        -
-------------------------------------------------------------------------------------------------------

       773      3,028     3,237       790     N/A     N/A     N/A      N/A    26,046      N/A      N/A
-------------------------------------------------------------------------------------------------------



COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Financial Statements

December 31, 1997, 1996, and 1995

(With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT

     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the period from June 1, 1995 to December 31, 1995 (Successor periods), and the period from January 1, 1995 to May 31, 1995 (Predecessor period). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the Successor periods, in conformity with generally accepted accounting principles. Also, in our opinion, the Predecessor consolidated financial statements present fairly, in all material respects, the results of their operations and their cash flows for the Predecessor period in conformity with generally accepted accounting principles.

     As discussed in note 1 to the consolidated financial statements, effective June 1, 1995, the predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company, acquired all of the outstanding stock of Cova Financial Services Life Insurance Company in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods subsequent to the acquisition is presented on a different cost basis than that for the period prior to the acquisition and, therefore, is not comparable.


     Chicago, Illinois
     March 5, 1998



COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1997 and 1996

-------------------------------------------------------------------------------------------------------------------

                              ASSETS                                                         1997         1996
-------------------------------------------------------------------------------------------------------------------
                                                                                              (in thousands)

Investments:

    Debt securities available for sale, at fair value (cost of

       $1,269,362 in 1997 and $952,824 in 1996)                                        $    1,280,247      949,611
    Mortgage loans, net of allowance for potential loan loss
       of $237 in 1997 and $88 in 1996                                                        348,206      244,103
    Policy loans                                                                               24,228       22,336
    Short-term investments, at fair value                                                       -            4,404
-------------------------------------------------------------------------------------------------------------------

Total investments                                                                           1,652,681    1,220,454
-------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents - interest-bearing                                                   12,910       38,322
Cash - noninterest-bearing                                                                      3,666        5,501
Receivable from sale of securities                                                              1,870        1,064
Accrued investment income                                                                      20,602       15,011
Deferred policy acquisition costs                                                              84,326       49,833
Present value of future profits                                                                41,486       46,389
Goodwill                                                                                       19,717       20,849
Federal and state income taxes recoverable                                                      -            1,461
Deferred tax benefits, net                                                                      7,933       13,537
Receivable from OakRe                                                                       1,544,567    1,973,813
Reinsurance receivables                                                                         9,293        3,504
Other assets                                                                                    2,184        2,205
Separate account assets                                                                     1,108,125      641,871
-------------------------------------------------------------------------------------------------------------------

Total assets                                                                           $    4,509,360    4,033,814
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1997 and 1996

------------------------------------------------------------------------------------------------------------------

        LIABILITIES AND SHAREHOLDER'S EQUITY                                                1997         1996
------------------------------------------------------------------------------------------------------------------
                                                                                             (in thousands)

Liabilities:

    Policyholder deposits                                                             $    3,098,287    3,135,325
    Future policy benefits                                                                    38,361       32,342
    Payable on purchase of securities                                                          7,261       15,978
    Federal and state income taxes payable                                                     1,312        -
    Accounts payable and other liabilities                                                    21,912       19,764
    Future purchase price payable to OakRe                                                    12,173       16,051
    Guaranty fund assessments                                                                  9,700       12,409
    Separate account liabilities                                                           1,107,816      626,901
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                          4,296,822    3,858,770
------------------------------------------------------------------------------------------------------------------


Shareholder's equity:

    Common stock, $2 par value.  Authorized
       5,000,000 shares; issued and outstanding

       2,899,446 shares in 1997 and 1996                                                       5,799        5,799
    Additional paid-in capital                                                               191,491      166,491
    Retained earnings                                                                         12,516        3,538
    Net unrealized appreciation (depreciation)

       on securities, net of tax                                                               2,732         (784)
------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                                                   212,538      175,044
------------------------------------------------------------------------------------------------------------------

Total liabilities and shareholder's equity                                            $    4,509,360    4,033,814
------------------------------------------------------------------------------------------------------------------



COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Income

Years ended December 31, 1997, 1996, and 1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                 The Company                  Predecessor
                                                                 ----------------------------------------------------------
                                                                                         Seven months         Five months
                                                                                             ended               ended
                                                                                         December 31,           May 31,
                                                                    1997       1996        1995                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                      (in thousands)

Revenues:

    Premiums                                                   $      9,368      3,154           921               1,097
    Net investment income                                           111,661     70,629        24,188              92,486
    Net realized gains (losses) on sales of

       investments                                                      563        472         1,324             (12,414)
    Separate account fees                                            12,455      7,205         2,957               1,818
    Other income                                                      2,400      1,320           725               1,037
---------------------------------------------------------------------------------------------------------------------------

Total revenues                                                      136,447     82,780        30,115              84,024
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:

    Interest on policyholder deposits                                81,129     50,100        17,706              97,867
    Current and future policy benefits                               11,496      5,130         1,785               1,830
    Operating and other expenses                                     19,208     14,573         7,126              12,777
    Amortization of purchased

       intangible assets                                              3,668      2,332         3,030               -
    Amortization of deferred acquisition
       costs                                                          6,307      4,389           100              11,157
---------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                         121,808     76,524        29,747             123,631
---------------------------------------------------------------------------------------------------------------------------

Income (loss) before income taxes                                    14,639      6,256           368             (39,607)
---------------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):

    Current                                                           1,951      1,740         1,011             (16,404)
    Deferred                                                          3,710        915          (580)              6,340
---------------------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)                                    5,661      2,655           431             (10,064)
---------------------------------------------------------------------------------------------------------------------------

Net income (loss)                                              $      8,978      3,601           (63)            (29,543)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Shareholder's Equity

Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------------------------------------------
                                                                                    The Company                Predecessor
                                                                      ------------------------------------------------------
                                                                                            Seven months       Five months
                                                                                               ended              ended
                                                                                            December 31,         May 31,
                                                                        1997      1996        1995               1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                         (in thousands)

Common stock, balance at beginning

    and end of period                                               $     5,799     5,799        5,799             5,799
----------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:

    Balance at beginning of period                                      166,491   129,586      137,749           136,534
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                 -         -          (52,163)            -
    Capital contribution                                                 25,000    36,905       44,000             1,215
----------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                191,491   166,491      129,586           137,749
----------------------------------------------------------------------------------------------------------------------------

Retained earnings (deficit):

    Balance at beginning of period                                        3,538       (63)     (36,441)            1,506
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                 -         -           36,441             -
    Net income (loss)                                                     8,978     3,601          (63)          (29,543)
    Dividends to shareholder                                              -         -            -                (8,404)
----------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                 12,516     3,538          (63)          (36,441)
----------------------------------------------------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of securities:

      Balance at beginning of period                                       (784)    2,764      (28,837)          (65,228)
      Adjustment to reflect purchase acquisition
         indicated in note 2                                              -         -           28,837             -
      Change in unrealized appreciation (depreciation)
         of debt and equity securities                                   14,077   (13,915)      10,724           178,010
      Change in deferred Federal income taxes                            (1,893)    1,910       (1,489)          (18,458)
      Change in deferred acquisition costs                               (5,342)    1,561        -              (123,161)
      Change in present value of future profits

         attributable to unrealized losses (gains)                       (3,326)    6,896       (6,471)            -
----------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                  2,732      (784)       2,764           (28,837)
----------------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                          $   212,538   175,044      138,086            78,270
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows

Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------------------------------------------
                                                                                The Company                   Predecessor
                                                                 -----------------------------------------------------------
                                                                                          Seven months        Five months
                                                                                             ended               ended
                                                                                          December 31,          May 31,
                                                                    1997       1996         1995                1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       (in thousands)

Cash flows from operating activities:

    Interest and dividend receipts                             $    109,731      68,622       18,744             131,439
    Premiums received                                                 9,579       3,154          921               1,097
    Insurance and annuity benefit payments                           (5,219)     (3,729)      (2,799)             (1,809)
    Operating disbursements                                         (21,839)    (17,158)     (10,480)             (9,689)
    Taxes on income refunded (paid)                                     970      (3,016)          60              48,987
    Commissions and acquisition costs paid                          (55,067)    (36,735)     (17,456)            (23,872)
    Separate account charges                                         12,455       7,205        2,957               1,818
    Other                                                            (1,429)        937          529               1,120
    ------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating activities                  49,181      19,280       (7,524)            149,091
----------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:

    Cash used for the purchase of investment securities            (809,814)   (715,274)    (875,996)           (575,891)
    Proceeds from investment securities sold and matured            382,783     262,083      253,814           2,885,053
    Other                                                            15,400     (14,166)         179              (8,557)
----------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) investing activities                (411,631)   (467,357)    (622,003)          2,300,605
----------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:

    Policyholder deposits                                           841,174     446,784      132,752             130,660
    Transfers from (to) OakRe                                       637,168     574,010      628,481          (3,048,531)
    Transfer to separate accounts                                  (450,303)   (126,797)     (40,903)             (6,653)
    Return of policyholder deposits                                (597,425)   (491,025)    (436,271)           (290,586)
    Transfers to RGA                                               (120,411)      -            -                   -
    Dividends to shareholder                                          -           -            -                  (8,404)
    Capital contributions received                                   25,000      20,000       44,000               1,215
----------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) financing activities                 335,203     422,972      328,059          (3,222,299)
----------------------------------------------------------------------------------------------------------------------------

Decrease in cash and cash equivalents                               (27,247)    (25,105)    (301,468)           (772,603)

Cash and cash equivalents at beginning of period                     43,823      62,256      363,724           1,136,327
CFLIC contributed cash (note 9)                                       -           6,672        -                   -
----------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents at end of period                     $     16,576      43,823       62,256             363,724
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                                                                     (Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows

----------------------------------------------------------------------------------------------------------------------------

                                                                                The Company                   Predecessor
                                                                 -----------------------------------------------------------
                                                                                          Seven months        Five months
                                                                                             ended               ended
                                                                                          December 31,          May 31,
                                                                    1997       1996         1995                1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       (in thousands)

Reconciliation of net income (loss) to net cash provided by (used in) operating activities:

      Net income (loss)                                        $      8,978       3,601          (63)            (29,543)
      Adjustments to reconcile net income (loss) to net
         cash provided by operating activities:
           Increase (decrease) in future policy benefits              6,019         680       (1,013)                 11
           Increase (decrease) in payables and accrued
              liabilities                                            (1,194)      2,900         (392)            (10,645)
           Decrease (increase) in accrued investment
              income                                                 (5,591)     (4,778)      (7,904)             32,010
           Amortization of intangible assets                          9,975       6,721        3,831              11,309
           Amortization and accretion of securities
              premiums and discounts                                  1,664       2,751          307               2,410
           Recapture commissions paid to OakRe                       (4,837)     (4,483)      (4,777)              -
           Net realized loss (gain) on sale of investments             (563)       (472)      (1,324)             12,414
           Interest accumulated on policyholder deposits             81,129      50,100       17,706              97,867
           Investment expenses paid                                   1,936       1,151          642               2,373
           Decrease (increase) in guaranty fund assessments           -           -             (104)              5,070
           Increase (decrease) in current and deferred
              Federal income taxes                                    5,917        (351)         491              38,923
           Separate account net loss (income)                        (2,637)     (2,008)           1                   1
           Commissions and expenses deferred                        (46,142)    (34,803)     (14,568)            (13,354)
           Other                                                     (5,473)     (1,729)        (357)                245
----------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating activities            $     49,181      19,280       (7,524)            149,091
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1997, 1996, and 1995

--------------------------------------------------------------------------------

 (1)    NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

        Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company), formerly Xerox Financial Services Life Insurance Company (the Predecessor), market and service single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain Federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 73%, 66%, and 59% of the company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company in 1997, 1996, and 1995, respectively.

              ORGANIZATION

        Prior to June 1, 1995, Xerox Financial Services, Inc. (XFSI) owned 100%, or 2,899,446, shares of the Predecessor. XFSI is a wholly owned subsidiary of Xerox Corporation.

        On June 1, 1995, XFSI sold 100% of the issued and outstanding shares of the Predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company, in exchange for approximately $91.4 million in cash and $22.7 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of the Predecessor, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of Cova Financial Services Life Insurance Company, which had an aggregate carrying value at June 1, 1995 of $2,982 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $2,986 million. Ownership of OakRe was retained by XFSI subsequent to the sale of the Predecessor and other affiliates. The "Receivable from OakRe" to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired in three years, by the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1997 and 1996.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

        The Company owns 100% of the outstanding shares of First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC). Ownership of Cova Financial Life Insurance Company was obtained on December 31, 1996, as the result of a capital contribution by Cova Corporation. The Company has presented the consolidated financial position and results of operations for its subsidiaries from the dates of actual ownership (see note 9).

 (2)    PURCHASE ACCOUNTING

        Upon closing the sale, the Company restated its financial statements in accordance with "push down purchase accounting," which allocates the net purchase price for the Company and its then sole subsidiary FCLIC of $91.4 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing, however, these allocations were not finalized until 1996. The table below summarizes the final allocation of purchase price:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                             June 1, 1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (in millions)

        Assets acquired:

           Debt securities                                                                                  $     32.4
           Policy loans                                                                                           18.3
           Cash and cash equivalents                                                                             363.7
           Present value of future profits                                                                        47.4
           Goodwill                                                                                               20.5
           Deferred tax benefit                                                                                   24.9
           Receivable from OakRe                                                                               2,969.0
           Other assets                                                                                            5.9
           Separate account assets                                                                               332.7
---------------------------------------------------------------------------------------------------------------------------

                                                                                                               3,814.8

---------------------------------------------------------------------------------------------------------------------------

        Liabilities assumed:

           Policyholder deposits                                                                               3,299.2
           Future policy benefits                                                                                 27.2
           Future purchase price payable                                                                          22.7
           Deferred Federal income taxes                                                                          12.6
           Other liabilities                                                                                      29.0
           Separate account liabilities                                                                          332.7
---------------------------------------------------------------------------------------------------------------------------

                                                                                                               3,723.4

---------------------------------------------------------------------------------------------------------------------------

        Adjusted purchase price                                                                             $     91.4
---------------------------------------------------------------------------------------------------------------------------

        In addition to revaluing all material tangible assets and liabilities to their respective estimated market values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of $13.1 million in 1995 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

        All amounts for the period ended before June 1, 1995 are labeled "Predecessor" and are based on Predecessor historical costs. The periods ending on or after such date are labeled "the Company," and are based on the new cost basis of the Company or fair values at June 1, 1995 and subsequent results of operations.

 (3)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

        Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available for sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1997 and 1996 were classified as available for sale. Securities available for sale are carried at market value, with unrealized holding gains and losses reported as a separate component of stockholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

        Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

        A  realized  loss  is  recognized  and  charged  against  income  if the
        Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

        Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              MORTGAGE LOANS AND OTHER INVESTED ASSETS

        Mortgage loans and policy loans are carried at their unpaid principal balances. Other invested assets are carried at lower of cost or market.

        Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              CASH AND CASH EQUIVALENTS

        Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

        The separate account investments are assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are carried at fair value.

        In order to provide for optimum policyholder returns, and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. As of December 31, 1997, approximately $309,000 of capital investments remained within the separate accounts.

              DEFERRED POLICY ACQUISITION COSTS

        The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

        The components of deferred policy acquisition costs are shown below. The effects on deferred policy acquisition costs of the consolidation of CFLIC (see note 9) with the Company are presented separately.

---------------------------------------------------------------------------------------------------------------------------

                                                                                    The Company                Predecessor
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 Seven            Five
                                                                                                months           months
                                                                                                 ended            ended
                                                                                             December 31,        May 31,
                                                                         1997       1996         1995             1995

                                                                                           (in thousands)

        Deferred policy acquisition costs,

           beginning of period                                     $    49,833     14,468         92,398          213,362
        Effects of push down purchase accounting                            -          -         (92,398)              -
        Commissions and expenses deferred                               46,142     34,803         14,568           13,354
        Amortization                                                    (6,307)    (4,389)          (100)         (11,157)
        Deferred policy acquisition costs attributable
           to unrealized (gains) losses                                 (5,342)     1,561             -          (123,161)
        Effects on deferred policy acquisition costs
           of CFLIC consolidation                                           -       3,390             -                -
---------------------------------------------------------------------------------------------------------------------------

        Deferred policy acquisition costs, end of period           $    84,326     49,833         14,468           92,398
---------------------------------------------------------------------------------------------------------------------------

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

        In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

              Present Value of Future Profits

        As of June 1, 1995, the Company established an intangible asset which represents the "present value of future profits" to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

        In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are "recaptured" from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

        Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.3%, 4.3%, 4.4%, 4.7%, and 4.7% for the years ended
        December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

        During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between present value of future profits, goodwill, and the future payable. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996. No restatement of the June 1, 1995 opening balance sheet was made.

        The components of present value of future profits are shown below. The effects on present value of future profits of the consolidation of CFLIC (see note 9) with the Company are presented separately.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Seven
                                                                                                                  months
                                                                                                                   ended
                                                                                                               December 31,

                                                                                          1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands)

        Present value of future profits - beginning of period                       $     46,389      38,155       46,709
        Net amortization                                                                  (1,577)       (473)      (2,083)
        Present value of future profits attributable to

           unrealized (gains) losses                                                      (3,326)      6,896       (6,471)
        Adjustment due to revised push-down purchase accounting                               -          698           -
        Effects on present value of future profits of CFLIC consolidation                     -        1,113           -
---------------------------------------------------------------------------------------------------------------------------

        Present value of future profits - end of period                             $     41,486      46,389       38,155
---------------------------------------------------------------------------------------------------------------------------

              Goodwill

        Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as "goodwill." The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below. The effects on goodwill of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                                                                 Seven
                                                                                                                  months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands)

        Goodwill - beginning of period                                              $     20,849      23,358       24,060
        Amortization                                                                      (1,132)       (916)        (702)
        Adjustment due to revised push down purchase accounting                               -       (3,626)          -
        Effects on goodwill of CFLIC consolidation                                            -        2,033           -
---------------------------------------------------------------------------------------------------------------------------

        Goodwill - end of period                                                    $     19,717      20,849       23,358
---------------------------------------------------------------------------------------------------------------------------

              Future Payable

        Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

        The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the year 2000.

        The components of this future payable are shown below. The effects on the future payable on the consolidation of CFLIC (see note 9) with the Company are presented separately.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Seven
                                                                                                                 months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands)

        Future payable - beginning of period                                        $     16,051      23,967       27,797
        Interest added                                                                       959         943          947
        Payments to OakRe                                                                 (4,837)     (4,483)      (4,777)
        Adjustment due to revised push-down purchase accounting                               -       (5,059)          -
        Effects on future payable of CFLIC consolidation                                      -          683           -
---------------------------------------------------------------------------------------------------------------------------

        Future payable - end of period                                              $     12,173      16,051       23,967
---------------------------------------------------------------------------------------------------------------------------

              DEFERRED TAX ASSETS AND LIABILITIES

        XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

        The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1997 was 5.95%.

              FUTURE POLICY BENEFITS

        Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

        Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

        The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

        The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred as the amounts are not material to the financial statements.

        Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

              FEDERAL INCOME TAXES

        Prior to June 1, 1995 the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

        Subsequent to June 1, 1995, the Company files a consolidated income tax return with its subsidiaries. Allocations of Federal income taxes are based upon separate return calculations.

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                    Investment market valuation

                    Amortization   of   deferred   policy    acquisition   costs
                    Amortization    of   present   value   of   future   profits
                    Recoverability of goodwill

        The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

        The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

        In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

        In accordance with SFAS No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to the Disposed of, which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1997.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-Term Investments,
                 and Accrued Investment Income

        The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available for sale.

          Investment Securities and Mortgage Loans (Including Mortgage-backed Securities)

        Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 4 for fair value disclosures).

              Policy Loans

        Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Interest Rate Swaps and Financial Futures Contracts

        The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 6 for fair value disclosures).

              Investment Contracts

        The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (Policyholder Deposits) are estimated as the amount payable on demand. As of December 31, 1997 and 1996, the cash surrender value of policyholder funds on deposit was approximately $41.2 million and $29.1 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

        All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

        The financing reinsurance agreement entered into with OakRe as a condition to the purchase of the Company does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

        During 1997, the Company entered into a financing reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products. The agreement contains recapture provisions, at the option of the Company, beginning in 1999 at a rate of 20% per year. Deposits recorded under the contract during 1997 were approximately $120 million, and are reflected as policyholder deposits in the consolidated balance sheet at December 31, 1997.

              OTHER

        Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

 (4)    INVESTMENTS

        The Company's investments in debt and equity securities are considered available for sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1997 and 1996 were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                    1997

                                                                       Gross          Gross      Estimated
                                                       Amortized    unrealized     unrealized      fair         Carrying
                                                         cost          gains         losses        value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                            (in thousands of dollars)

        Debt securities:

             U.S. Government treasuries            $        8,067         121              -           8,188         8,188
             Collateralized mortgage
                obligations                               370,802       4,504            (524)       374,782       374,782
             Corporate, state, municipalities,
                and political subdivisions                890,493      14,867          (8,083)       897,277       897,277
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                           1,269,362      19,492          (8,607)     1,280,247     1,280,247

        Mortgage loans                                    348,206      24,346              -         372,552       348,206
        Policy loans                                       24,228          -               -          24,228        24,228
        Short-term investments                                 -           -               -              -             -
---------------------------------------------------------------------------------------------------------------------------

        Total investments                          $    1,641,796      43,838          (8,607)     1,677,027     1,652,681
---------------------------------------------------------------------------------------------------------------------------

        Company's beneficial interest

             in separate accounts                  $           -           -               -             309           309
---------------------------------------------------------------------------------------------------------------------------

                                                                                    1996

                                                                       Gross          Gross      Estimated
                                                       Amortized    unrealized     unrealized      fair         Carrying
                                                         cost          gains         losses        value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                            (in thousands of dollars)

        Debt securities:

             U.S. Government treasuries            $        7,196          29             (50)         7,175         7,175
             Collateralized mortgage
                obligations                               384,071         985          (2,721)       382,335       382,335
             Corporate, state, municipalities,
                and political subdivisions                561,557       3,971          (5,427)       560,101       560,101
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                             952,824       4,985          (8,198)       949,611       949,611

        Mortgage loans                                    244,103          -               -         244,103       244,103
        Policy loans                                       22,336          -               -          22,336        22,336
        Short-term investments                              4,383          21              -           4,404         4,404
---------------------------------------------------------------------------------------------------------------------------

        Total investments                          $    1,223,646       5,006          (8,198)     1,220,454     1,220,454
---------------------------------------------------------------------------------------------------------------------------

        Company's beneficial interest

             in separate accounts                  $           -           -               -          14,970        14,970
---------------------------------------------------------------------------------------------------------------------------

        The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

---------------------------------------------------------------------------------------------------------------------------


                                                                                                          1997

                                                                                                                Estimated
                                                                                                 Amortized        fair
                                                                                                   cost           value
---------------------------------------------------------------------------------------------------------------------------
                                                                                                (in thousands of dollars)

        Less than one year                                                                   $        7,218         7,223
        Due after one year through five years                                                       390,374       391,433
        Due after five years through ten years                                                      381,229       385,719
        Due after ten years                                                                         119,739       121,090
        Mortgage-backed securities                                                                  370,802       374,782
---------------------------------------------------------------------------------------------------------------------------

        Total                                                                                $    1,269,362     1,280,247
---------------------------------------------------------------------------------------------------------------------------

        At December 31, 1997, approximately 94.0% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 6.0% noninvestment grade debt securities, 4.6% are rated as BB, 1.3% are rated as B and .1% are rated C and treated as impaired.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1997 had market values totaling $14,594,982. Cash, letters of credit, and government securities of $14,851,854 were held by the custodian bank as collateral to secure this agreement. Income on the Company's security lending program in 1997 was immaterial.

        No debt securities were non income-producing during the years ended December 31, 1997 and 1996.

        The  components  of  net  investment  income,   realized  capital  gains
        (losses), and unrealized gains (losses) were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                              The Company                      Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                              ended                ended
                                                                                          December 31,            May 31,
                                                             1997          1996               1995                 1995
                                                                                 (in thousands of dollars)

        Income on debt securities                        $   84,203        53,632            19,629               63,581
        Income on equity securities                              -             -                 -                   302
        Income on short-term investments                      2,265         2,156             2,778               28,060
        Income on interest rate swaps                            43            -                 -                   377
        Income on policy loans                                1,852         1,454               868                  624
        Interest on mortgage loans                           24,890        13,633             1,444                  248
        Income on foreign exchange                               -             -                 -                   184
        Income on real estate                                    -             -                 -                 1,508
        Income on separate account investments                2,637           772                -                    (1)
        Loss on derivatives                                  (2,035)       (1,640)               -                    -
        Miscellaneous interest                                 (258)        1,773               109                  (24)
---------------------------------------------------------------------------------------------------------------------------

        Total investment income                             113,597        71,780            24,828               94,859

        Investment expenses                                  (1,936)       (1,151)             (640)              (2,373)
---------------------------------------------------------------------------------------------------------------------------

        Net investment income                            $  111,661        70,629            24,188               92,486
---------------------------------------------------------------------------------------------------------------------------

        Net realized capital gains (losses) were as follows:

               Debt securities                                  537           469             1,344              (16,749)
               Mortgage loans                                    27             4                -                 1,431
               Equity securities                                 -             -                 -                  (423)
               Real estate                                       -             -                 -                  (124)
               Short-term investments                            (1)           (1)              (20)              (1,933)
               Other assets                                      -             -                 -                   (76)
               Interest rate swaps                               -             -                 -                 5,460
---------------------------------------------------------------------------------------------------------------------------

        Net realized gains (losses) on investments        $     563           472             1,324              (12,414)
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) were as follows:

---------------------------------------------------------------------------------------------------------------------------


                                                                             The Company                       Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                              ended                ended
                                                                                          December 31,            May 31,

                                                             1997          1996               1995                 1995
                                                                                   (in thousands of dollars)

        Debt securities                                   $  10,885        (3,213)            10,688               (85,410)
        Short-term investments                                   -             21                 36                   879
        Effects on deferred acquisition costs
           amortization                                      (3,781)        1,561                 -                 39,030
        Effects on present value of future
           profits amortization                              (2,901)          425             (6,471)                   -
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) before income tax           4,203        (1,206)             4,253               (45,501)

        Unrealized income tax benefit (expense)              (1,471)          422             (1,489)               16,664
---------------------------------------------------------------------------------------------------------------------------

        Net unrealized gains (losses) on investments      $   2,732          (784)             2,764               (28,837)
---------------------------------------------------------------------------------------------------------------------------

        Proceeds from sales of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Proceeds from sales of investments in debt securities during 1996 were $223,430,495. Gross gains of $1,158,518 and gross losses of $687,126 were realized on those sales. Included in these amounts were $28,969 of gross gains realized on the sale of noninvestment grade securities.

        Proceeds from sales of investments in debt securities for the Company during 1995 were $214,811,186, and for the Predecessor were $2,786,998,780. Gross gains of $1,553,501 and gross losses of $190,899 were realized by the Company on its sales. Included in these amounts for the Company are $373,768 of gross gains realized on the sale of noninvestment grade securities. The Predecessor realized gross gains of $9,499,191 and gross losses of $26,249,279 on its sales. Included in these amounts are $6,367,297 of gross gains and $7,607,167 of gross losses on the sale of noninvestment grade securities.

          Securities with a carrying value of approximately $7,083,163 at December 31, 1997 were deposited with government authorities as required by law.


 (5)    SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1997 the Company held no individual securities which exceeded 10% of shareholder's equity.

        As of December 31,  1996 the Company held the following  individual  securities which exceeded 10% of shareholder's equity:

---------------------------------------------------------------------------------------------------------------------------

               Long-term debt                                                                                   Carrying
                 securities                                                                                       value

---------------------------------------------------------------------------------------------------------------------------

        Countrywide Mtg. 1993-12 A4                                                                         $   19,347,536
        FNMA Remic Tr 1996-50 A1                                                                                19,104,500
---------------------------------------------------------------------------------------------------------------------------

 (6)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

              FINANCIAL FUTURES CONTRACTS

        A derivative financial instrument, in very general terms, refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to market monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

        The Company is sensitive to interest rate changes and changes in exchange rates, as its liabilities may reprice, mature before interest-earning assets or exchange rates may fluctuate on bonds that pay in foreign dollars. The Company manages interest rate risk on certain contracts, primarily through the utilization of interest rate swaps. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the payments between floating and fixed rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statements of operations.

        At December 31, 1997, the Company has one outstanding interest rate swap agreement which expires in 2002. Under the agreement, the Company receives a fixed rate of 6.63% on $7.0 million and pays a floating rate based on London Interbank Offered Rate (LIBOR). At December 31, 1997, the estimated fair value of the agreement was immaterial.

              FUTURES

        A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on S&P 500 securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective duration and reduce market risk.

        Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract (the variation margin) with the related income or loss reflected in the statement of income as a contra to changes in fair value of the hedged security.

        The Company periodically enters into financial futures contracts in order to hedge its short-term investment spread risks encountered during occasional periods of unusually large recapture activity as described in note 1. Gains and losses from these anticipatory hedges are applied to the cost basis of the assets acquired with recaptured funds. Net losses recorded as basis adjustments to hedged debt securities were $-0- and $381,105 in 1997 and 1996, respectively.

        In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts during 1997 and 1996. No financial futures were held at December 31, 1997. Financial futures with a total notional face amount of $14,528,750 and a fair value of $14,652,969 were held at December 31, 1996. The Company recorded $2,035,309 and $1,639,717 of losses from terminated contracts as a component of net investment income during 1997 and 1996, respectively. The Company also recorded gains of $2,636,999 and $2,007,720 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1997 and 1996, respectively.

        The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. Where appropriate, master netting agreements are arranged and collateral is obtained in the form of rights to securities to lower the Company's exposure to credit risk. It is the Company's policy to deal only with highly rated companies.

 (7)    POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1997 and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1997, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments.

        The expense arising from these obligations is not material.

 (8)    INCOME TAXES

        The Company will file a consolidated Federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $1.4 million of state income tax recoveries.

        Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                               The Company                     Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                              ended                ended
                                                                                          December 31,            May 31,
                                                                1997          1996            1995                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                      (in thousands of dollars)

        Statements of income:
           Operating income (excluding realized

               investment gains and losses)               $      5,464        2,493             (85)                (5,038)
           Realized investment gains (losses)                      197          162             516                 (5,026)
---------------------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) included

               in the statements of income                       5,661        2,655             431                (10,064)
---------------------------------------------------------------------------------------------------------------------------

        Shareholder's equity:
           Change in deferred Federal income

---------------------------------------------------------------------------------------------------------------------------
               taxes related to unrealized appreciation

---------------------------------------------------------------------------------------------------------------------------
               (depreciation) on securities                      1,893       (1,910)          1,489                 18,458

        Total income tax expense                          $      7,554          745           1,920                  8,394
---------------------------------------------------------------------------------------------------------------------------

        The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to income before taxes on income as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                            The Company                      Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                             ended                 ended
                                                                                          December 31,            May 31,
                                                         1997              1996               1995                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                (in thousands of dollars)

        Computed expected tax expense             $  5,12435.0%      $ 2,19035.0%       $  12935.0%       $  (13,862)35.0%
        State income taxes, net                        (33)(0.2)          77  1.2           11  3.0             (306)0.8
        Tax-exempt bond interest                        -    -            -     -          (22)(6.0)            (332)0.8
        Amortization of intangible assets              396 2.7           320  5.1          254 69.0               -    -
        Permanent difference due to
           derivative transfer                          -    -            -     -           -     -            4,399(11.1)
        Other                                          174 1.2            68  1.1           59 16.1               37 (.1)
---------------------------------------------------------------------------------------------------------------------------

        Total                                     $  5,66138.7%      $ 2,65542.4%       $  431117.1%      $  (10,064)25.4%
---------------------------------------------------------------------------------------------------------------------------

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1997 and 1996 follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                      1997          1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)

        Deferred tax assets:

           PVFP                                                                                  $     2,043         1,639
           Policy reserves                                                                            25,312        19,237
           Liability for commissions on recapture                                                      4,715         6,073
           Tax basis of intangible assets purchased                                                    5,791         6,230
           DAC "Proxy Tax"                                                                            14,594         9,032
           Unrealized losses on investments                                                               -            422
           Other deferred tax assets                                                                      31           827
---------------------------------------------------------------------------------------------------------------------------

        Total assets                                                                                  52,486        43,460
---------------------------------------------------------------------------------------------------------------------------

        Deferred tax liabilities:

           PVFP                                                                                       11,777        19,169
           Unrealized gains on investments                                                             1,472            -
           Deferred acquisition costs                                                                 29,514        10,694
           Other deferred tax liabilities                                                              1,790            60
---------------------------------------------------------------------------------------------------------------------------

        Total liabilities                                                                             44,553        29,923
---------------------------------------------------------------------------------------------------------------------------

        Net deferred tax assets                                                                  $     7,933        13,537
---------------------------------------------------------------------------------------------------------------------------

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

 (9)    RELATED-PARTY TRANSACTIONS

        The Company has entered into management, operations, and services agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company, and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation, and Johnson & Higgins/Kirke Van Orsdel, a Delaware corporation, which provide various services for the Company including underwriting, claims, and administrative functions. The affiliated and unaffiliated service providers are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during 1997, 1996, and the seven months of 1995 for the Company were $9,400,517, $6,618,303, and $7,139,525, respectively, and for the five months of 1995 for the Predecessor were $6,364,609.

        During 1997, the Company received approximately $1.1 million in advisory fees from GALIC related to advisory services for certain GALIC annuity products.

        On December 31, 1996 Cova Corporation transferred its ownership of Cova Financial Life Insurance Company (CFLIC), an affiliated life insurer domiciled in the state of California, to the Company. The transfer of ownership was recorded as additional paid-in capital and increased shareholder's equity on the Company's December 31, 1996 balance sheet by approximately $16.9 million. This change in direct ownership had no effect on the operations of either the Company or CFLIC as both entities had existed under common management and control prior to the December 31, 1996 transfer. Although CFLIC's balance sheet is fully consolidated with the Company's December 31, 1996 balance sheet, CFLIC's 1996 income and cash flow statements have not been consolidated with the Company's 1996 income or cash flows statements. However, CFLIC's December 31, 1996 cash balance of $6.7 million is included in the Company's cash flows statement.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP  differs  in  certain   respects  from  the  accounting   practices
        prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major  differences  arise  principally  from the  immediate  expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred tax under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities, and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholders' equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                     1997          1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 (in thousands of dollars)

        Statutory capital and surplus                                                           $     90,439        75,354
        Reconciling items:
           GAAP investment valuation reserves                                                           (237)          (88)
           Statutory asset valuation reserves                                                         18,301        17,599
           Interest maintenance reserve                                                                3,080         2,301
           GAAP investment adjustments to fair value                                                  10,886        (3,191)
           Deferred policy acquisition costs                                                          84,326        49,833
           GAAP basis policy reserves                                                                (37,292)      (30,202)
           Deferred Federal income taxes (net)                                                         7,933        13,537
           GAAP guarantee assessment adjustment                                                      (12,329)           -
           Goodwill                                                                                   19,457        20,849
           Present value of future profits                                                            41,486        46,389
           Future purchase price payable                                                             (12,173)      (16,051)
           Other                                                                                      (1,339)       (1,286)
---------------------------------------------------------------------------------------------------------------------------

        GAAP shareholder's equity                                                               $    212,538       175,044
---------------------------------------------------------------------------------------------------------------------------

          Statutory net losses for CFSLIC for the years ended December 31, 1997,
          1996,  and  1995  were  $9,816,357,   $13,575,788,   and  $74,012,650,
          respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1997 statutory net loss and the Company's negative earned surplus at December 31, 1997, no dividends are permissible in 1998 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997 the Company's total adjusted capital and authorized control level - RBC were $108,741,069 and $25,433,964, respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States, in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1997, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium of other state taxes over, most commonly, five years.

        At December 31, 1997, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9.7 million in future assessments on insolvencies that occurred before December 31, 1997. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9.7 million.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments, and may retain the remaining 20%. The credits retained for 1997 were not material.